UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	7/31/2018

Item 1. Schedule of Investments

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value

Long-Term Investments 97.7%
Corporate Bonds 19.6%
Argentina 0.6%
YPF SA, Sr. Unsec’d. Notes	8.500%	07/28/25	155	$ 155,000
Brazil 1.3%
Petrobras Global Finance BV,
Gtd. Notes	5.299	01/27/25	125	119,481
Gtd. Notes	5.999	01/27/28	95	89,889
Gtd. Notes	6.250	03/17/24	15	15,270
Gtd. Notes	7.375	01/17/27	18	18,720
Gtd. Notes	8.750	05/23/26	87	98,354
				341,714
Chile 0.8%
Corp Nacional del Cobre de Chile, Sr. Unsec’d. Notes, 144A	4.875	11/04/44	200	202,860
China 1.5%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	4.875	03/14/25	240	242,022
Sinochem Overseas Capital Co. Ltd., Gtd. Notes	6.300	11/12/40	130	155,833
				397,855
India 0.7%
HPCL-Mittal Energy Ltd., Sr. Unsec’d. Notes	5.250	04/28/27	200	187,015
Indonesia 2.5%
Pelabuhan Indonesia III Persero PT, Sr. Unsec’d. Notes	4.875	10/01/24	200	201,200
Perusahaan Listrik Negara PT, Sr. Unsec’d. Notes, 144A, MTN	5.450	05/21/28	200	207,850
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24	250	232,348
				641,398

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Kazakhstan 0.8%
KazMunayGas National Co. JSC, Sr. Unsec’d. Notes	4.750%	04/24/25		200	$ 204,477
Malaysia 0.8%
Petronas Capital Ltd., Gtd. Notes, MTN	3.500	03/18/25		200	195,382
Mexico 5.1%
Mexichem SAB de CV, Gtd. Notes	5.500	01/15/48		200	187,480
Nemak Sab de CV, Sr. Unsec’d. Notes	4.750	01/23/25		200	194,250
Petroleos Mexicanos,
Gtd. Notes	4.875	01/18/24		140	138,250
Gtd. Notes	6.500	03/13/27		275	279,125
Gtd. Notes	6.500	06/02/41		410	379,414
Gtd. Notes, MTN	6.875	08/04/26		140	146,300
					1,324,819
Russia 1.4%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, MTN	8.625	04/28/34		120	150,600
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	5.942	11/21/23		205	211,355
					361,955
South Africa 1.7%
Eskom Holdings SOC Ltd.,
Sr. Unsec’d. Notes	5.750	01/26/21		200	197,250
Sr. Unsec’d. Notes, MTN	6.750	08/06/23		250	245,015
					442,265
Trinidad & Tobago 0.5%
Petroleum Co. of Trinidad & Tobago Ltd., Sr. Unsec’d. Notes	6.000	05/08/22		122	115,583
Tunisia 0.6%
Banque Centrale de Tunisie International Bond, Sr. Unsec’d. Notes	5.625	02/17/24	EUR	140	165,776

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Corporate Bonds (Continued)
Venezuela 1.3%
Petroleos de Venezuela SA,
Gtd. Notes(d)	5.375%	04/12/27		205	$ 48,564
Gtd. Notes(d)	6.000	05/16/24		45	9,788
Gtd. Notes(d)	6.000	11/15/26		65	14,138
Sr. Sec’d. Notes	8.500	10/27/20		308	274,597
					347,087
Total Corporate Bonds (cost $5,321,783)					5,083,186
Sovereign Bonds 78.1%
Angola 1.7%
Angolan Government International Bond,
Sr. Unsec’d. Notes	9.500	11/12/25		200	227,000
Sr. Unsec’d. Notes, 144A	9.375	05/08/48		200	211,869
					438,869
Argentina 5.2%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes	2.260(cc)	12/31/38	EUR	70	50,136
Sr. Unsec’d. Notes	2.500(cc)	12/31/38		110	66,275
Sr. Unsec’d. Notes	4.625	01/11/23		40	35,940
Sr. Unsec’d. Notes	6.875	04/22/21		150	150,300
Sr. Unsec’d. Notes	6.875	01/11/48		30	23,520
Sr. Unsec’d. Notes	7.500	04/22/26		240	228,600
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	179	207,975
Sr. Unsec’d. Notes	8.280	12/31/33		210	201,105
Sr. Unsec’d. Notes	8.280	12/31/33		42	39,117
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	109,343
Sr. Unsec’d. Notes, 144A	9.125	03/16/24		245	238,877
					1,351,188
Armenia 0.8%
Republic of Armenia International Bond, Sr. Unsec’d. Notes	7.150	03/26/25		200	216,300

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Azerbaijan 1.1%
Republic of Azerbaijan International Bond, Sr. Unsec’d. Notes	4.750%	03/18/24	275	$ 275,400
Bahrain 0.7%
Bahrain Government International Bond, Sr. Unsec’d. Notes	6.750	09/20/29	200	181,850
Belarus 0.8%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	6.875	02/28/23	200	209,252
Brazil 3.7%
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28	485	473,253
Brazilian Government International Bond,
Sr. Unsec’d. Notes	5.625	01/07/41	120	112,500
Sr. Unsec’d. Notes	7.125	01/20/37	120	134,700
Sr. Unsec’d. Notes	8.250	01/20/34	205	248,050
				968,503
Colombia 1.9%
Colombia Government International Bond,
Sr. Unsec’d. Notes	6.125	01/18/41	135	152,212
Sr. Unsec’d. Notes	7.375	09/18/37	275	346,500
				498,712
Congo (Republic) 0.2%
Congolese International Bond, Sr. Unsec’d. Notes	6.000(cc)	06/30/29	63	50,952
Costa Rica 1.5%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes	4.375	04/30/25	200	189,536
Sr. Unsec’d. Notes	7.158	03/12/45	200	210,000
				399,536
Dominican Republic 3.1%
Dominican Republic International Bond,
Sr. Unsec’d. Notes	5.875	04/18/24	305	313,549

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Dominican Republic (cont’d.)
Dominican Republic International Bond, (cont’d.)
Sr. Unsec’d. Notes	7.450%	04/30/44		340	$ 368,050
Sr. Unsec’d. Notes	7.500	05/06/21		110	116,160
					797,759
Ecuador 3.5%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	8.750	06/02/23		200	199,500
Sr. Unsec’d. Notes	8.875	10/23/27		300	289,500
Sr. Unsec’d. Notes	10.500	03/24/20		200	210,700
Sr. Unsec’d. Notes	10.750	03/28/22		200	216,300
					916,000
Egypt 3.0%
Egypt Government International Bond,
Sr. Unsec’d. Notes, MTN	6.125	01/31/22		300	304,142
Sr. Unsec’d. Notes, MTN	7.500	01/31/27		200	208,328
Sr. Unsec’d. Notes, MTN	8.500	01/31/47		250	263,061
					775,531
El Salvador 2.0%
El Salvador Government International Bond,
Sr. Unsec’d. Notes	6.375	01/18/27		75	72,375
Sr. Unsec’d. Notes	7.375	12/01/19		135	139,050
Sr. Unsec’d. Notes	7.750	01/24/23		250	264,187
Sr. Unsec’d. Notes	8.250	04/10/32		45	47,111
					522,723
Gabon 0.7%
Gabon Government International Bond, Bonds	6.375	12/12/24		200	186,948
Ghana 1.0%
Ghana Government International Bond, Bank Gtd. Notes	10.750	10/14/30		200	258,662
Greece 0.8%
Hellenic Republic Government Bond, Bonds	3.000(cc)	02/24/37	EUR	200	206,147

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Honduras 0.8%
Honduras Government International Bond, Sr. Unsec’d. Notes	7.500%	03/15/24		200	$ 216,830
Hungary 1.0%
Hungary Government International Bond, Sr. Unsec’d. Notes	7.625	03/29/41		186	262,737
Indonesia 2.1%
Indonesia Government International Bond,
Sr. Unsec’d. Notes	7.750	01/17/38		160	213,467
Sr. Unsec’d. Notes	8.500	10/12/35		150	208,769
Sr. Unsec’d. Notes, MTN	6.750	01/15/44		100	122,768
					545,004
Iraq 1.7%
Iraq International Bond,
Sr. Unsec’d. Notes	6.752	03/09/23		200	199,078
Unsec’d. Notes	5.800	01/15/28		250	235,554
					434,632
Ivory Coast 1.2%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes	6.375	03/03/28		200	194,522
Sr. Unsec’d. Notes	6.625	03/22/48	EUR	100	113,748
					308,270
Jamaica 1.0%
Jamaica Government International Bond, Sr. Unsec’d. Notes	7.625	07/09/25		225	258,590
Jordan 0.7%
Jordan Government International Bond, Sr. Unsec’d. Notes	7.375	10/10/47		200	192,603
Kazakhstan 1.0%
Kazakhstan Government International Bond, Sr. Unsec’d. Notes, MTN	6.500	07/21/45		200	246,175

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Kenya 1.6%
Kenya Government International Bond,
Sr. Unsec’d. Notes	6.875%	06/24/24		200	$ 203,763
Sr. Unsec’d. Notes, 144A	7.250	02/28/28		200	202,250
					406,013
Lebanon 2.3%
Lebanon Government International Bond,
Sr. Unsec’d. Notes	6.000	01/27/23		102	88,913
Sr. Unsec’d. Notes	6.650	04/22/24		40	34,852
Sr. Unsec’d. Notes, EMTN	6.100	10/04/22		100	88,780
Sr. Unsec’d. Notes, MTN	6.250	05/27/22		70	62,825
Sr. Unsec’d. Notes, MTN	6.400	05/26/23		150	131,838
Sr. Unsec’d. Notes, MTN	8.250	04/12/21		205	200,429
					607,637
Malaysia 0.5%
Malaysia Government Bond,
Sr. Unsec’d. Notes	4.378	11/29/19	MYR	305	75,959
Sr. Unsec’d. Notes, Ser. 0511	3.580	09/28/18	MYR	200	49,221
					125,180
Mexico 0.8%
Mexico Government International Bond,
Sr. Unsec’d. Notes, GMTN	5.750	10/12/2110		94	92,708
Sr. Unsec’d. Notes, MTN	6.050	01/11/40		92	101,200
					193,908
Mongolia 0.9%
Mongolia Government International Bond, Sr. Unsec’d. Notes, MTN	8.750	03/09/24		220	242,810
Nigeria 2.0%
Nigeria Government International Bond,
Sr. Unsec’d. Notes	5.625	06/27/22		130	131,300
Sr. Unsec’d. Notes, 144A	7.143	02/23/30		200	199,174
Sr. Unsec’d. Notes, 144A	7.696	02/23/38		200	197,872
					528,346

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Oman 1.6%
Oman Government International Bond,
Sr. Unsec’d. Notes	6.500%	03/08/47	225	$ 209,913
Sr. Unsec’d. Notes, 144A	6.750	01/17/48	200	190,490
				400,403
Pakistan 2.0%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	04/15/24	300	313,215
Second Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes	6.750	12/03/19	200	201,758
				514,973
Panama 1.6%
Panama Government International Bond,
Sr. Unsec’d. Notes	6.700	01/26/36	220	272,800
Sr. Unsec’d. Notes	9.375	04/01/29	105	149,100
				421,900
Peru 1.9%
Peruvian Government International Bond,
Sr. Unsec’d. Notes	6.550	03/14/37	75	95,250
Sr. Unsec’d. Notes	8.750	11/21/33	265	391,537
				486,787
Philippines 1.0%
Philippine Government International Bond, Sr. Unsec’d. Notes	7.750	01/14/31	200	267,639
Qatar 0.8%
Qatar Government International Bond, Sr. Unsec’d. Notes	5.103	04/23/48	200	204,256
Romania 0.8%
Romanian Government International Bond,
Sr. Unsec’d. Notes	5.125	06/15/48	30	30,166
Sr. Unsec’d. Notes, 144A	5.125	06/15/48	44	44,243

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Romania (cont’d.)
Romanian Government International Bond, (cont’d.)
Sr. Unsec’d. Notes, 144A, MTN	3.875%	10/29/35	EUR	7	$ 8,482
Sr. Unsec’d. Notes, MTN	6.125	01/22/44		98	113,137
					196,028
Russia 2.4%
Russian Foreign Bond,
Sr. Unsec’d. Notes	4.750	05/27/26		200	202,750
Sr. Unsec’d. Notes	5.625	04/04/42		200	214,502
Sr. Unsec’d. Notes	12.750	06/24/28		125	205,041
					622,293
Saudi Arabia 0.8%
Saudi Government International Bond, Sr. Unsec’d. Notes, MTN	5.000	04/17/49		200	197,220
Senegal 0.7%
Senegal Government International Bond, Sr. Unsec’d. Notes, 144A	6.750	03/13/48		205	185,546
South Africa 1.7%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes	4.665	01/17/24		100	99,771
Sr. Unsec’d. Notes	4.875	04/14/26		200	196,189
Sr. Unsec’d. Notes	6.250	03/08/41		130	132,929
					428,889
Sri Lanka 2.3%
Sri Lanka Government International Bond,
Sr. Unsec’d. Notes	5.750	01/18/22		200	197,761
Sr. Unsec’d. Notes	6.200	05/11/27		200	192,290
Sr. Unsec’d. Notes, 144A	5.750	04/18/23		200	197,639
					587,690
Turkey 4.2%
Export Credit Bank of Turkey, Sr. Unsec’d. Notes	5.375	10/24/23		200	177,500
Turkey Government International Bond,
Sr. Unsec’d. Notes	4.250	04/14/26		200	166,916

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Turkey (cont’d.)
Turkey Government International Bond, (cont’d.)
Sr. Unsec’d. Notes	5.125%	03/25/22	350	$ 335,095
Sr. Unsec’d. Notes	5.750	03/22/24	200	189,112
Sr. Unsec’d. Notes	6.875	03/17/36	185	169,904
Sr. Unsec’d. Notes	7.375	02/05/25	44	44,747
				1,083,274
Ukraine 4.1%
Ukraine Government International Bond,
Sr. Unsec’d. Notes	7.750	09/01/21	110	112,229
Sr. Unsec’d. Notes	7.750	09/01/22	100	101,388
Sr. Unsec’d. Notes	7.750	09/01/23	305	306,918
Sr. Unsec’d. Notes	7.750	09/01/24	135	134,110
Sr. Unsec’d. Notes	7.750	09/01/25	115	112,556
Sr. Unsec’d. Notes	7.750	09/01/26	100	96,630

Ukreximbank Via Biz Finance PLC, Sr. Unsec’d. Notes	9.750	01/22/25	200	204,880
				1,068,711
Uruguay 1.2%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	5.100	06/18/50	60	60,663
Sr. Unsec’d. Notes	7.625	03/21/36	185	247,373
				308,036
Venezuela 0.2%
Venezuela Government International Bond, Sr. Unsec’d. Notes(d)	12.750	08/23/22	180	50,850
Vietnam 0.8%
Vietnam Government International Bond, Sr. Unsec’d. Notes	4.800	11/19/24	200	202,275

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Sovereign Bonds (Continued)
Zambia 0.7%
Zambia Government International Bond, Sr. Unsec’d. Notes	8.500%	04/14/24	200	$ 180,282
Total Sovereign Bonds (cost $21,414,556)				20,230,119

Total Long-Term Investments (cost $26,736,339)				25,313,305

Short-Term Investment 4.9%

	Shares
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,277,179)(w)	1,277,179	1,277,179

TOTAL INVESTMENTS 102.6% (cost $28,013,518)		26,590,484
Liabilities in excess of other assets(z) (2.6)%		(671,217)

Net Assets 100.0%		$ 25,919,267

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amounts is shown in U.S. dollars unless otherwise stated.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Forward foreign currency exchange contracts outstanding at July 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/18	Citigroup Global Markets	BRL	289	$ 75,312	$ 77,010	$ 1,698	$ —

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 08/02/18	Citigroup Global Markets	BRL	119	$ 30,889	$ 31,834	$ 945	$ —
Expiring 08/02/18	Citigroup Global Markets	BRL	66	17,400	17,533	133	—
Expiring 08/02/18	Morgan Stanley	BRL	275	72,690	73,343	653	—
Expiring 10/02/18	Citigroup Global Markets	BRL	197	52,115	52,119	4	—
Chilean Peso,
Expiring 09/27/18	BNP Paribas	CLP	31,627	48,495	49,625	1,130	—
Expiring 09/27/18	BNP Paribas	CLP	9,819	14,900	15,407	507	—
Expiring 09/27/18	Citigroup Global Markets	CLP	42,215	65,195	66,238	1,043	—
Expiring 09/27/18	Citigroup Global Markets	CLP	16,326	24,942	25,616	674	—
Expiring 09/27/18	Citigroup Global Markets	CLP	13,854	21,362	21,738	376	—
Colombian Peso,
Expiring 09/12/18	BNP Paribas	COP	736,626	258,829	254,363	—	(4,466)
Czech Koruna,
Expiring 10/26/18	Bank of America	CZK	1,194	54,159	54,752	593	—
Euro,
Expiring 10/26/18	Morgan Stanley	EUR	112	131,987	131,847	—	(140)
Indian Rupee,
Expiring 10/15/18	Barclays Capital Group	INR	1,483	21,423	21,422	—	(1)
Expiring 10/15/18	Citigroup Global Markets	INR	14,624	209,995	211,262	1,267	—
Expiring 10/15/18	Deutsche Bank AG	INR	9,847	142,108	142,245	137	—
Expiring 10/15/18	JPMorgan Chase	INR	19,992	288,378	288,801	423	—
Indonesian Rupiah,
Expiring 09/24/18	Barclays Capital Group	IDR	494,183	33,946	34,043	97	—
Expiring 09/24/18	Barclays Capital Group	IDR	211,979	14,549	14,603	54	—
Expiring 09/24/18	Citigroup Global Markets	IDR	2,659,198	182,700	183,185	485	—
Expiring 09/24/18	JPMorgan Chase	IDR	5,596,857	387,594	385,551	—	(2,043)
Expiring 09/24/18	JPMorgan Chase	IDR	1,136,968	79,001	78,323	—	(678)
Expiring 09/24/18	JPMorgan Chase	IDR	176,866	12,204	12,184	—	(20)
Malaysian Ringgit,
Expiring 10/05/18	Barclays Capital Group	MYR	165	40,600	40,432	—	(168)
Mexican Peso,
Expiring 09/21/18	Citigroup Global Markets	MXN	3,111	154,010	165,477	11,467	—
Expiring 09/21/18	Morgan Stanley	MXN	1,629	78,283	86,646	8,363	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar,
Expiring 10/11/18	Barclays Capital Group	TWD	4,049	$ 133,491	$ 132,844	$ —	$ (647)
Peruvian Nuevo Sol,
Expiring 09/27/18	Barclays Capital Group	PEN	254	77,000	77,345	345	—
Expiring 09/27/18	Citigroup Global Markets	PEN	181	54,766	55,062	296	—
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	4,089	76,000	76,828	828	—
Russian Ruble,
Expiring 10/12/18	Barclays Capital Group	RUB	4,891	78,000	77,697	—	(303)
Expiring 10/12/18	Barclays Capital Group	RUB	3,094	49,502	49,139	—	(363)
Expiring 10/12/18	Barclays Capital Group	RUB	802	12,778	12,746	—	(32)
Expiring 10/12/18	Morgan Stanley	RUB	13,293	210,563	211,142	579	—
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	116	85,000	85,228	228	—
Expiring 08/10/18	Barclays Capital Group	SGD	212	156,568	156,100	—	(468)
Expiring 08/10/18	JPMorgan Chase	SGD	93	68,000	68,254	254	—
Expiring 08/10/18	UBS AG	SGD	185	138,541	135,996	—	(2,545)
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	2,219	162,357	167,555	5,198	—
Expiring 09/11/18	JPMorgan Chase	ZAR	953	72,593	72,005	—	(588)
Expiring 09/11/18	Morgan Stanley	ZAR	878	66,000	66,282	282	—
South Korean Won,
Expiring 08/08/18	JPMorgan Chase	KRW	110,989	103,487	99,235	—	(4,252)
Expiring 08/08/18	JPMorgan Chase	KRW	75,788	68,000	67,762	—	(238)
Expiring 10/19/18	Barclays Capital Group	KRW	82,473	74,000	73,881	—	(119)
Expiring 10/19/18	Citigroup Global Markets	KRW	89,428	79,000	80,111	1,111	—
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	7,091	222,713	213,190	—	(9,523)
Expiring 08/10/18	Citigroup Global Markets	THB	2,603	78,700	78,243	—	(457)
Expiring 08/10/18	Citigroup Global Markets	THB	2,254	68,000	67,762	—	(238)
Expiring 08/10/18	Citigroup Global Markets	THB	2,107	64,000	63,344	—	(656)
Expiring 08/10/18	Citigroup Global Markets	THB	2,079	63,000	62,498	—	(502)
Turkish Lira,
Expiring 09/11/18	Bank of America	TRY	11	2,400	2,231	—	(169)
Expiring 09/11/18	Barclays Capital Group	TRY	234	50,313	46,648	—	(3,665)
Expiring 09/11/18	Barclays Capital Group	TRY	192	40,589	38,178	—	(2,411)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/11/18	Barclays Capital Group	TRY	192	$ 40,590	$ 38,324	$ —	$ (2,266)
Expiring 09/11/18	Toronto Dominion	TRY	100	21,000	19,837	—	(1,163)
Expiring 09/11/18	UBS AG	TRY	296	63,000	59,059	—	(3,941)
				$4,993,017	$4,990,125	39,170	(42,062)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 08/02/18	Barclays Capital Group	BRL	307	$ 79,290	$ 81,858	$ —	$ (2,568)
Expiring 08/02/18	Citigroup Global Markets	BRL	298	78,284	79,337	—	(1,053)
Expiring 08/02/18	Citigroup Global Markets	BRL	150	39,070	39,993	—	(923)
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	25,241	39,070	39,605	—	(535)
Expiring 09/27/18	BNP Paribas	CLP	156,060	239,370	244,870	—	(5,500)
Expiring 09/27/18	Citigroup Global Markets	CLP	46,970	71,000	73,700	—	(2,700)
Expiring 09/27/18	JPMorgan Chase	CLP	5,740	8,818	9,006	—	(188)
Chinese Renminbi,
Expiring 10/26/18	Barclays Capital Group	CNH	1,820	267,766	267,069	697	—
Expiring 10/26/18	JPMorgan Chase	CNH	83	12,094	12,112	—	(18)
Colombian Peso,
Expiring 09/12/18	BNP Paribas	COP	186,830	63,300	64,514	—	(1,214)
Expiring 09/12/18	Citigroup Global Markets	COP	250,666	84,800	86,557	—	(1,757)
Expiring 09/12/18	Citigroup Global Markets	COP	193,874	65,637	66,946	—	(1,309)
Expiring 09/12/18	Citigroup Global Markets	COP	159,379	54,300	55,035	—	(735)
Expiring 09/12/18	Citigroup Global Markets	COP	132,387	44,728	45,714	—	(986)
Expiring 09/12/18	Citigroup Global Markets	COP	114,650	39,070	39,590	—	(520)
Expiring 09/12/18	Citigroup Global Markets	COP	106,146	36,380	36,653	—	(273)
Expiring 09/12/18	Citigroup Global Markets	COP	92,739	31,458	32,023	—	(565)
Expiring 09/12/18	Citigroup Global Markets	COP	46,310	15,729	15,991	—	(262)
Euro,
Expiring 10/26/18	Bank of America	EUR	235	276,838	276,755	83	—
Expiring 10/26/18	Toronto Dominion	EUR	522	614,646	613,991	655	—
Hungarian Forint,
Expiring 10/26/18	Citigroup Global Markets	HUF	95,000	339,746	348,348	—	(8,602)
Expiring 10/26/18	JPMorgan Chase	HUF	3,913	14,329	14,347	—	(18)
Indian Rupee,
Expiring 10/15/18	JPMorgan Chase	INR	4,428	64,000	63,966	34	—
Expiring 10/15/18	Morgan Stanley	INR	5,869	84,000	84,785	—	(785)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 10/29/18	JPMorgan Chase	ILS	57	$ 15,638	$ 15,595	$ 43	$ —
Expiring 10/29/18	UBS AG	ILS	1,391	384,249	381,338	2,911	—
Japanese Yen,
Expiring 10/26/18	Bank of America	JPY	117	1,059	1,052	7	—
Mexican Peso,
Expiring 09/21/18	Bank of America	MXN	1,315	68,000	69,934	—	(1,934)
Expiring 09/21/18	BNP Paribas	MXN	499	24,750	26,518	—	(1,768)
Expiring 09/21/18	Citigroup Global Markets	MXN	528	25,900	28,108	—	(2,208)
Expiring 09/21/18	Citigroup Global Markets	MXN	427	21,090	22,685	—	(1,595)
New Taiwanese Dollar,
Expiring 10/11/18	Morgan Stanley	TWD	2,497	82,000	81,943	57	—
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	11,247	212,111	211,314	797	—
Expiring 09/17/18	Barclays Capital Group	PHP	5,436	101,000	102,129	—	(1,129)
Expiring 09/17/18	Barclays Capital Group	PHP	3,873	72,000	72,764	—	(764)
Expiring 09/17/18	Barclays Capital Group	PHP	2,123	39,402	39,887	—	(485)
Expiring 09/17/18	Barclays Capital Group	PHP	910	17,088	17,090	—	(2)
Expiring 09/17/18	Citigroup Global Markets	PHP	2,357	44,000	44,285	—	(285)
Expiring 09/17/18	JPMorgan Chase	PHP	4,258	80,000	79,998	2	—
Polish Zloty,
Expiring 10/26/18	UBS AG	PLN	203	54,769	55,554	—	(785)
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	122	89,100	89,404	—	(304)
Expiring 08/10/18	Barclays Capital Group	SGD	21	16,000	15,758	242	—
Expiring 08/10/18	Citigroup Global Markets	SGD	214	156,568	156,877	—	(309)
Expiring 08/10/18	Citigroup Global Markets	SGD	111	80,897	81,393	—	(496)
Expiring 08/10/18	Citigroup Global Markets	SGD	96	70,000	70,281	—	(281)
Expiring 08/10/18	JPMorgan Chase	SGD	102	75,000	74,841	159	—
Expiring 08/10/18	JPMorgan Chase	SGD	90	66,000	66,202	—	(202)
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	1,891	137,000	142,780	—	(5,780)
Expiring 09/11/18	Citigroup Global Markets	ZAR	847	63,450	63,998	—	(548)
Expiring 09/11/18	Citigroup Global Markets	ZAR	567	40,449	42,828	—	(2,379)
Expiring 09/11/18	Morgan Stanley	ZAR	888	65,000	67,083	—	(2,083)
Expiring 09/11/18	Morgan Stanley	ZAR	868	64,600	65,563	—	(963)
South Korean Won,
Expiring 08/08/18	Citigroup Global Markets	KRW	34,470	32,000	30,820	1,180	—
Expiring 08/08/18	Morgan Stanley	KRW	79,094	71,000	70,717	283	—
Expiring 08/08/18	Morgan Stanley	KRW	16,199	15,000	14,484	516	—
Expiring 08/08/18	UBS AG	KRW	56,105	52,000	50,163	1,837	—
Expiring 08/08/18	UBS AG	KRW	24,741	23,000	22,121	879	—
Expiring 10/19/18	Barclays Capital Group	KRW	134,399	118,883	120,396	—	(1,513)

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/19/18	Barclays Capital Group	KRW	74,736	$ 66,100	$ 66,950	$ —	$ (850)
Swiss Franc,
Expiring 10/26/18	BNP Paribas	CHF	227	230,679	231,389	—	(710)
Expiring 10/26/18	JPMorgan Chase	CHF	13	13,397	13,385	12	—
Expiring 10/26/18	Morgan Stanley	CHF	112	113,760	113,967	—	(207)
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	3,265	102,000	98,166	3,834	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,579	78,990	77,525	1,465	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,482	78,000	74,617	3,383	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,420	76,000	72,741	3,259	—
Expiring 08/10/18	Citigroup Global Markets	THB	1,572	49,000	47,251	1,749	—
Expiring 08/10/18	Citigroup Global Markets	THB	765	24,000	23,006	994	—
Expiring 08/10/18	Citigroup Global Markets	THB	740	23,000	22,238	762	—
Expiring 08/10/18	Citigroup Global Markets	THB	456	14,300	13,724	576	—
Expiring 08/10/18	Citigroup Global Markets	THB	449	14,000	13,504	496	—
				$6,025,952	$6,057,131	26,912	(58,091)
						$66,082	$(100,153)

Cross currency exchange contracts outstanding at July 31, 2018:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
10/26/18	Buy	EUR	148	JPY	19,398	$—	$(304)	Toronto Dominion
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Corporate Bonds
Argentina	$ —	$ 155,000	$—
Brazil	—	341,714	—
Chile	—	202,860	—
China	—	397,855	—
India	—	187,015	—
Indonesia	—	641,398	—
Kazakhstan	—	204,477	—
Malaysia	—	195,382	—
Mexico	—	1,324,819	—
Russia	—	361,955	—
South Africa	—	442,265	—
Trinidad & Tobago	—	115,583	—
Tunisia	—	165,776	—
Venezuela	—	347,087	—
Sovereign Bonds
Angola	—	438,869	—
Argentina	—	1,351,188	—
Armenia	—	216,300	—
Azerbaijan	—	275,400	—
Bahrain	—	181,850	—
Belarus	—	209,252	—
Brazil	—	968,503	—
Colombia	—	498,712	—
Congo (Republic)	—	50,952	—
Costa Rica	—	399,536	—
Dominican Republic	—	797,759	—
Ecuador	—	916,000	—
Egypt	—	775,531	—
El Salvador	—	522,723	—
Gabon	—	186,948	—
Ghana	—	258,662	—
Greece	—	206,147	—
Honduras	—	216,830	—
Hungary	—	262,737	—
Indonesia	—	545,004	—
Iraq	—	434,632	—
Ivory Coast	—	308,270	—
Jamaica	—	258,590	—
Jordan	—	192,603	—
Kazakhstan	—	246,175	—
Kenya	—	406,013	—
Lebanon	—	607,637	—
Malaysia	—	125,180	—
Mexico	—	193,908	—
Mongolia	—	242,810	—
Nigeria	—	528,346	—

PGIM Emerging Markets Debt Hard Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Oman	$ —	$ 400,403	$—
Pakistan	—	514,973	—
Panama	—	421,900	—
Peru	—	486,787	—
Philippines	—	267,639	—
Qatar	—	204,256	—
Romania	—	196,028	—
Russia	—	622,293	—
Saudi Arabia	—	197,220	—
Senegal	—	185,546	—
South Africa	—	428,889	—
Sri Lanka	—	587,690	—
Turkey	—	1,083,274	—
Ukraine	—	1,068,711	—
Uruguay	—	308,036	—
Venezuela	—	50,850	—
Vietnam	—	202,275	—
Zambia	—	180,282	—

Affiliated Mutual Fund	1,277,179	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(34,071)	—
OTC Cross Currency Exchange Contract	—	(304)	—
Total	$1,277,179	$25,278,930	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows:
Sovereign Bonds	78.1%
Oil & Gas	11.2
Affiliated Mutual Fund	4.9
Electric	2.5
Chemicals	1.6
Banks	1.4
Mining	0.8
Transportation	0.8
Auto Parts & Equipment	0.7%
Holding Companies-Diversified	0.6
102.6
Liabilities in excess of other assets	(2.6)
100.0%

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value

Long-Term Investments 97.6%
Sovereign Bonds 92.9%
Angola 0.4%
Angolan Government International Bond, Sr. Unsec’d. Notes	9.500%	11/12/25		200	$ 227,000
Argentina 1.5%
Argentine Bonos del Tesoro, Bonds	21.200	09/19/18	ARS	7,650	270,387
Argentine Republic Government International Bond, Sr. Unsec’d. Notes	5.625	01/26/22		260	247,393
Provincia de Buenos Aires,
Sr. Unsec’d. Notes	9.125	03/16/24		350	341,253
Sr. Unsec’d. Notes	9.950	06/09/21		140	142,801
					1,001,834
Bahrain 0.3%
Bahrain Government International Bond, Sr. Unsec’d. Notes	6.125	07/05/22		200	196,244
Belarus 0.3%
Republic of Belarus International Bond, Sr. Unsec’d. Notes	6.875	02/28/23		200	209,252
Brazil 13.0%
Brazil Loan Trust 1, Gov’t. Gtd. Notes	5.477	07/24/23		100	102,995
Brazil Minas SPE via State of Minas Gerais, Gov’t. Gtd. Notes	5.333	02/15/28		435	424,464
Brazil Notas do Tesouro Nacionalie,
Notes, Ser. NTNF	10.000	01/01/23	BRL	13,111	3,469,790
Notes, Ser. NTNF	10.000	01/01/25	BRL	8,811	2,269,624
Notes, Ser. NTNF	10.000	01/01/27	BRL	8,705	2,197,684

Brazilian Government International Bond, Sr. Unsec’d. Notes	8.500	01/05/24	BRL	54	14,531
					8,479,088
Chile 1.5%
Bonos De La Tesoreria De La Republica En Pesos, Bonds	4.500	03/01/26	CLP	620,000	969,551

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Colombia 4.7%
Colombian TES,
Bonds, Ser. B	6.000%	04/28/28	COP	6,211,000	$ 2,021,866
Bonds, Ser. B	10.000	07/24/24	COP	2,500,000	1,022,330
					3,044,196
Czech Republic 1.9%
Czech Republic Government Bond,
Bonds, Ser. 89	2.400	09/17/25	CZK	9,530	448,205
Bonds, Ser. 95	1.000	06/26/26	CZK	7,100	299,801
Bonds, Ser. 97	0.450	10/25/23	CZK	3,270	140,022
Sr. Unsec’d. Notes	0.750	02/23/21	CZK	7,150	320,802
					1,208,830
Ecuador 0.7%
Ecuador Government International Bond,
Sr. Unsec’d. Notes	7.950	06/20/24		200	192,500
Sr. Unsec’d. Notes	10.750	03/28/22		260	281,190
					473,690
Egypt 0.3%
Egypt Government International Bond, Sr. Unsec’d. Notes, MTN	6.125	01/31/22		215	217,968
El Salvador 0.3%
El Salvador Government International Bond, Sr. Unsec’d. Notes	7.750	01/24/23		185	195,499
Gabon 0.3%
Gabon Government International Bond, Bonds	6.375	12/12/24		200	186,948
Ghana 0.7%
Ghana Government International Bond, Sr. Unsec’d. Notes	7.875	08/07/23		400	431,620
Greece 0.4%
Hellenic Republic Government Bond, Sr. Unsec’d Notes	3.500	01/30/23	EUR	240	286,469

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Hungary 2.5%
Hungary Government Bond,
Bonds, Ser. 21/B	2.500%	10/27/21	HUF	76,900	$ 288,152
Bonds, Ser. 25/B	5.500	06/24/25	HUF	297,180	1,272,803
Bonds, Ser. 31/A	3.250	10/22/31	HUF	24,700	87,746
					1,648,701
Indonesia 9.9%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes, Ser. 24	8.375	03/15/24	IDR	7,910,000	561,522
Sr. Unsec’d. Notes, Ser. 53	8.250	07/15/21	IDR	7,820,000	556,124
Sr. Unsec’d. Notes, Ser. 56	8.250	05/15/36	IDR	10,260,000	708,477
Sr. Unsec’d. Notes, Ser. 56	8.375	09/15/26	IDR	17,020,000	1,215,495
Sr. Unsec’d. Notes, Ser. 59	7.000	05/15/27	IDR	7,765,000	509,948
Sr. Unsec’d. Notes, Ser. 61	7.000	05/15/22	IDR	3,000,000	204,010
Sr. Unsec’d. Notes, Ser. 63	5.625	05/15/23	IDR	2,250,000	143,239
Sr. Unsec’d. Notes, Ser. 64	6.125	05/15/28	IDR	6,455,000	397,283
Sr. Unsec’d. Notes, Ser. 65	6.625	05/15/33	IDR	8,100,000	488,135
Sr. Unsec’d. Notes, Ser. 68	8.375	03/15/34	IDR	13,300,000	921,911
Sr. Unsec’d. Notes, Ser. 71	9.000	03/15/29	IDR	7,310,000	539,170
Sr. Unsec’d. Notes, Ser. 72	8.750	05/15/31	IDR	2,705,000	195,660
					6,440,974
Iraq 0.7%
Iraq International Bond, Sr. Unsec’d. Notes	6.752	03/09/23		480	477,786
Ivory Coast 0.4%
Ivory Coast Government International Bond, Sr. Unsec’d. Notes	5.375	07/23/24		250	240,620
Kenya 0.3%
Kenya Government International Bond, Sr. Unsec’d. Notes	6.875	06/24/24		200	203,763
Malaysia 6.0%
Malaysia Government Bond,
Sr. Unsec’d. Notes	3.441	02/15/21	MYR	2,250	551,634
Sr. Unsec’d. Notes, Ser. 0111	4.160	07/15/21	MYR	130	32,450
Sr. Unsec’d. Notes, Ser. 0116	3.800	08/17/23	MYR	2,000	490,273

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Malaysia (cont’d.)
Malaysia Government Bond, (cont’d.)
Sr. Unsec’d. Notes, Ser. 0118	3.882%	03/14/25	MYR	1,060	$ 259,279
Sr. Unsec’d. Notes, Ser. 0217	4.059	09/30/24	MYR	335	82,671
Sr. Unsec’d. Notes, Ser. 0311	4.392	04/15/26	MYR	285	71,077
Sr. Unsec’d. Notes, Ser. 0313	3.480	03/15/23	MYR	1,100	266,507
Sr. Unsec’d. Notes, Ser. 0315	3.659	10/15/20	MYR	520	128,392
Sr. Unsec’d. Notes, Ser. 0316	3.900	11/30/26	MYR	3,070	740,949
Sr. Unsec’d. Notes, Ser. 0411	4.232	06/30/31	MYR	1,770	421,930
Sr. Unsec’d. Notes, Ser. 0413	3.844	04/15/33	MYR	910	206,815
Sr. Unsec’d. Notes, Ser. 0417	3.899	11/16/27	MYR	130	31,392
Sr. Unsec’d. Notes, Ser. 0515	3.759	03/15/19	MYR	440	108,514

Malaysia Government Investment Issue, Sr. Unsec’d. Notes, Ser. 0416	3.226	04/15/20	MYR	2,180	533,312
					3,925,195
Mexico 10.4%
Mexican Bonos,
Bonds, Ser. M	6.500	06/09/22	MXN	25,750	1,321,477
Bonds, Ser. M	8.000	11/07/47	MXN	21,650	1,177,047
Bonds, Ser. M20	7.500	06/03/27	MXN	64,395	3,396,659
Sr. Unsec’d. Notes	8.000	12/07/23	MXN	16,697	905,877
					6,801,060
Nigeria 0.4%
Nigeria Government International Bond, Sr. Unsec’d. Notes	5.625	06/27/22		230	232,300
Pakistan 0.9%
Pakistan Government International Bond, Sr. Unsec’d. Notes	8.250	04/15/24		200	208,810
Third Pakistan International Sukuk Co. Ltd. (The), Sr. Unsec’d. Notes, 144A	5.625	12/05/22		400	381,604
					590,414
Peru 3.6%
Peru Government Bond,
Bonds	6.950	08/12/31	PEN	190	64,314
Sr. Unsec’d. Notes, 144A	6.150	08/12/32	PEN	285	90,311

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Peru (cont’d.)
Peruvian Government International Bond,
Sr. Unsec’d. Notes	5.200%	09/12/23	PEN	1,444	$ 457,912
Sr. Unsec’d. Notes	6.950	08/12/31	PEN	4,920	1,665,406
Sr. Unsec’d. Notes	8.200	08/12/26	PEN	260	95,208
					2,373,151
Philippines 0.1%
Philippine Government Bond, Sr. Unsec’d. Notes	3.625	09/09/25	PHP	5,600	88,139
Poland 4.9%
Republic of Poland Government Bond,
Bonds, Ser. 0123	2.500	01/25/23	PLN	340	93,552
Bonds, Ser. 0725	3.250	07/25/25	PLN	10,597	2,958,937
Bonds, Ser. 0726	2.500	07/25/26	PLN	500	131,269
					3,183,758
Romania 0.4%
Romania Government Bond, Bonds, Ser. 10YR	5.850	04/26/23	RON	960	254,694
Russia 4.8%
Russian Federal Bond-OFZ,
Bonds, Ser. 6218	8.500	09/17/31	RUB	117,950	2,013,544
Bonds, Ser. 6221	7.700	03/23/33	RUB	70,550	1,128,213
					3,141,757
Singapore 2.0%
Singapore Government Bond,
Sr. Unsec’d. Notes	1.750	02/01/23	SGD	225	162,798
Sr. Unsec’d. Notes	2.375	06/01/25	SGD	1,538	1,130,891
					1,293,689
South Africa 9.2%
Republic of South Africa Government Bond,
Bonds, Ser. 2032	8.250	03/31/32	ZAR	22,135	1,564,327
Bonds, Ser. 2040	9.000	01/31/40	ZAR	20,850	1,519,828
Bonds, Ser. 2044	8.750	01/31/44	ZAR	15,490	1,094,225

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
South Africa (cont’d.)
Republic of South Africa Government Bond, (cont’d.)
Bonds, Ser. 2048	8.750%	02/28/48	ZAR	7,536	$ 531,297
Bonds, Ser. R186	10.500	12/21/26	ZAR	15,508	1,307,519
					6,017,196
South Korea 0.5%
Korea Treasury Bond, Sr. Unsec’d. Notes, Ser. 1906	1.500	06/10/19	KRW	350,000	311,995
Sri Lanka 0.3%
Republic Of Sri Lanka , Sr. Unsec’d Notes	6.250	07/27/21		200	204,013
Thailand 4.4%
Thailand Government Bond,
Sr. Unsec’d. Notes	2.125	12/17/26	THB	19,520	564,610
Sr. Unsec’d. Notes	2.875	06/17/46	THB	3,150	86,240
Sr. Unsec’d. Notes	3.400	06/17/36	THB	44,850	1,386,787
Sr. Unsec’d. Notes	3.625	06/16/23	THB	8,530	273,418
Sr. Unsec’d. Notes	3.775	06/25/32	THB	600	19,586
Sr. Unsec’d. Notes	4.875	06/22/29	THB	15,170	540,222
					2,870,863
Turkey 3.8%
Turkey Government Bond,
Bonds	7.100	03/08/23	TRY	3,515	451,691
Bonds	8.000	03/12/25	TRY	2,258	284,227
Bonds	8.800	09/27/23	TRY	1,430	194,518
Bonds	10.600	02/11/26	TRY	4,479	624,723
Bonds	11.000	02/24/27	TRY	4,000	559,537

Turkey Government International Bond, Sr. Unsec’d. Notes	5.625	03/30/21		360	354,665
					2,469,361
Ukraine 0.8%
Ukraine Government International Bond, Sr. Unsec’d. Notes	7.750	09/01/22		525	532,287

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#		Value
Sovereign Bonds (Continued)
Uruguay 0.3%
Uruguay Government International Bond,
Sr. Unsec’d. Notes	9.875%	06/20/22	UYU	3,260	$ 105,890
Sr. Unsec’d. Notes, 144A	8.500	03/15/28	UYU	1,870	53,450
					159,340
Total Sovereign Bonds (cost $64,792,196)					60,589,245
Corporate Bonds 4.7%
Bermuda 0.3%
Digicel Limited, Sr. Unsec’d. Notes	6.750	03/01/23		235	202,687
Brazil 0.9%
Petrobras Global Finance BV, Gtd. Notes	6.250	03/17/24		585	595,530
China 0.5%
CNAC HK Finbridge Co. Ltd., Gtd. Notes	4.125	03/14/21		355	354,543
Indonesia 0.3%
Saka Energi Indonesia PT, Sr. Unsec’d. Notes	4.450	05/05/24		225	209,113
Mexico 1.7%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	7,500	366,357
Petroleos Mexicanos,
Gtd. Notes	6.500	03/13/27		190	192,850
Gtd. Notes, 144A	7.650	11/24/21	MXN	4,120	209,654
Gtd. Notes, MTN	6.875	08/04/26		315	329,175
					1,098,036
Russia 0.3%
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes	5.942	11/21/23		200	206,200

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	PrincipalAmount (000)#	Value
Corporate Bonds (Continued)
South Africa 0.7%
Eskom Holdings SOC Ltd., Sr. Unsec’d. Notes	5.750%	01/26/21	435	$ 429,019
Total Corporate Bonds (cost $3,493,684)				3,095,128

Total Long-Term Investments (cost $68,285,880)				63,684,373

Short-Term Investments 0.7%

Shares
Affiliated Mutual Fund 0.2%
PGIM Core Ultra Short Bond Fund (cost $138,266)(w)	138,266	138,266

			Principal Amount (000)
Sovereign Bond 0.5%
Argentina Treasury Bill (cost $324,414)	0.000%(s)	10/12/18	ARS	7,840,000	299,558

Total Short-Term Investments (cost $462,680)					437,824

TOTAL INVESTMENTS 98.3% (cost $68,748,560)					64,122,197
Other assets in excess of liabilities(z) 1.7%					1,096,762

Net Assets 100.0%					$ 65,218,959

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Pesos,
Expiring 08/06/18	BNP Paribas	ARS	913	$ 31,825	$ 33,100	$ 1,275	$ —
Expiring 08/06/18	Citigroup Global Markets	ARS	5,562	193,473	201,646	8,173	—
Expiring 09/07/18	BNP Paribas	ARS	2,553	88,277	89,588	1,311	—
Expiring 09/07/18	Goldman Sachs & Co.	ARS	6,475	228,289	227,194	—	(1,095)
Brazilian Real,
Expiring 08/02/18	Citigroup Global Markets	BRL	1,108	288,520	295,100	6,580	—
Expiring 08/02/18	Citigroup Global Markets	BRL	456	117,821	121,456	3,635	—
Expiring 08/02/18	Citigroup Global Markets	BRL	49	12,900	13,002	102	—
Expiring 08/02/18	Goldman Sachs & Co.	BRL	5,761	1,543,171	1,535,030	—	(8,141)
Expiring 08/02/18	JPMorgan Chase	BRL	175	46,897	46,736	—	(161)
Expiring 08/02/18	Morgan Stanley	BRL	1,388	352,374	369,808	17,434	—
Expiring 08/02/18	Morgan Stanley	BRL	1,089	287,505	290,163	2,658	—
Expiring 10/02/18	Citigroup Global Markets	BRL	407	109,000	107,684	—	(1,316)
Expiring 02/25/19	Citigroup Global Markets	BRL	857	253,701	223,647	—	(30,054)
Chilean Peso,
Expiring 09/27/18	BNP Paribas	CLP	124,283	190,569	195,009	4,440	—
Expiring 09/27/18	BNP Paribas	CLP	34,136	51,800	53,562	1,762	—
Expiring 09/27/18	Citigroup Global Markets	CLP	214,614	325,000	336,746	11,746	—
Expiring 09/27/18	Citigroup Global Markets	CLP	179,977	277,950	282,398	4,448	—
Expiring 09/27/18	Citigroup Global Markets	CLP	63,965	97,723	100,365	2,642	—
Expiring 09/27/18	Citigroup Global Markets	CLP	54,279	83,697	85,168	1,471	—
Expiring 09/27/18	Morgan Stanley	CLP	70,074	107,000	109,952	2,952	—
Colombian Peso,
Expiring 09/12/18	BNP Paribas	COP	10,172,978	3,574,483	3,512,811	—	(61,672)
Expiring 09/12/18	Citigroup Global Markets	COP	56,885	19,740	19,643	—	(97)
Expiring 09/12/18	JPMorgan Chase	COP	114,037	38,705	39,378	673	—
Expiring 09/12/18	Morgan Stanley	COP	266,156	92,000	91,906	—	(94)
Czech Koruna,
Expiring 10/26/18	Bank of America	CZK	42,290	1,918,960	1,939,974	21,014	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna (cont’d.),
Expiring 10/26/18	Barclays Capital Group	CZK	2,858	$ 130,492	$ 131,107	$ 615	$ —
Expiring 10/26/18	JPMorgan Chase	CZK	7,174	324,810	329,094	4,284	—
Expiring 10/26/18	Morgan Stanley	CZK	717	32,762	32,909	147	—
Egyptian Pound,
Expiring 09/27/18	Citigroup Global Markets	EGP	4,643	252,913	254,991	2,078	—
Expiring 10/11/18	Citigroup Global Markets	EGP	3,195	171,480	174,553	3,073	—
Expiring 10/11/18	Citigroup Global Markets	EGP	599	32,530	32,740	210	—
Expiring 10/11/18	JPMorgan Chase	EGP	3,157	171,258	172,503	1,245	—
Euro,
Expiring 10/26/18	JPMorgan Chase	EUR	960	1,131,580	1,130,094	—	(1,486)
Expiring 10/26/18	JPMorgan Chase	EUR	275	323,766	323,666	—	(100)
Expiring 10/26/18	Morgan Stanley	EUR	600	707,076	706,326	—	(750)
Expiring 02/25/19	Citigroup Global Markets	EUR	50	59,230	59,499	269	—
Hungarian Forint,
Expiring 10/26/18	Citigroup Global Markets	HUF	66,292	237,070	243,081	6,011	—
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	57,018	818,740	823,682	4,942	—
Expiring 10/15/18	Deutsche Bank AG	INR	38,391	554,059	554,594	535	—
Expiring 10/15/18	JPMorgan Chase	INR	77,945	1,124,341	1,125,995	1,654	—
Indonesian Rupiah,
Expiring 09/24/18	Barclays Capital Group	IDR	1,941,989	133,399	133,778	379	—
Expiring 09/24/18	Barclays Capital Group	IDR	1,747,657	120,545	120,391	—	(154)
Expiring 09/24/18	Barclays Capital Group	IDR	1,610,896	112,000	110,970	—	(1,030)
Expiring 09/24/18	Barclays Capital Group	IDR	1,503,434	104,000	103,567	—	(433)
Expiring 09/24/18	Barclays Capital Group	IDR	1,340,000	93,166	92,309	—	(857)
Expiring 09/24/18	Barclays Capital Group	IDR	832,981	57,171	57,382	211	—
Expiring 09/24/18	Citigroup Global Markets	IDR	3,103,208	214,384	213,771	—	(613)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 09/24/18	Citigroup Global Markets	IDR	1,610,070	$ 110,000	$ 110,913	$ 913	$ —
Expiring 09/24/18	Citigroup Global Markets	IDR	286,229	19,827	19,717	—	(110)
Expiring 09/24/18	JPMorgan Chase	IDR	19,732,913	1,366,545	1,359,341	—	(7,204)
Expiring 09/24/18	JPMorgan Chase	IDR	2,748,872	191,000	189,362	—	(1,638)
Expiring 09/24/18	JPMorgan Chase	IDR	1,004,213	69,289	69,177	—	(112)
Expiring 09/24/18	JPMorgan Chase	IDR	664,335	45,502	45,764	262	—
Japanese Yen,
Expiring 10/26/18	Deutsche Bank AG	JPY	419	3,799	3,773	—	(26)
Malaysian Ringgit,
Expiring 10/05/18	Barclays Capital Group	MYR	727	180,000	178,541	—	(1,459)
Expiring 10/05/18	Barclays Capital Group	MYR	361	88,946	88,596	—	(350)
Mexican Peso,
Expiring 09/21/18	Citigroup Global Markets	MXN	4,615	228,479	245,492	17,013	—
Expiring 09/21/18	Citigroup Global Markets	MXN	1,302	65,424	69,250	3,826	—
Expiring 09/21/18	JPMorgan Chase	MXN	1,755	86,000	93,358	7,358	—
Expiring 09/21/18	Morgan Stanley	MXN	6,552	314,868	348,506	33,638	—
Expiring 09/21/18	Morgan Stanley	MXN	891	46,935	47,414	479	—
Expiring 09/21/18	Morgan Stanley	MXN	630	33,641	33,487	—	(154)
Expiring 01/29/19	JPMorgan Chase	MXN	586	30,823	30,485	—	(338)
Expiring 01/29/19	UBS AG	MXN	4,131	209,000	215,004	6,004	—
Expiring 01/29/19	UBS AG	MXN	3,778	191,000	196,621	5,621	—
New Taiwanese Dollar,
Expiring 10/11/18	Barclays Capital Group	TWD	16,068	529,758	527,191	—	(2,567)
Peruvian Nuevo Sol,
Expiring 09/27/18	BNP Paribas	PEN	449	137,000	136,962	—	(38)
Expiring 09/27/18	Citigroup Global Markets	PEN	995	301,694	303,322	1,628	—
Expiring 09/27/18	Citigroup Global Markets	PEN	475	144,000	144,685	685	—
Expiring 09/27/18	Citigroup Global Markets	PEN	122	37,334	37,341	7	—
Expiring 09/27/18	JPMorgan Chase	PEN	129	39,470	39,394	—	(76)
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	6,618	123,000	124,340	1,340	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/17/18	Morgan Stanley	PHP	5,174	$ 96,000	$ 97,218	$ 1,218	$ —
Expiring 09/17/18	Morgan Stanley	PHP	4,641	86,000	87,188	1,188	—
Polish Zloty,
Expiring 10/26/18	Citigroup Global Markets	PLN	344	93,811	94,373	562	—
Expiring 10/26/18	JPMorgan Chase	PLN	5,594	1,502,833	1,532,777	29,944	—
Expiring 10/26/18	JPMorgan Chase	PLN	5,594	1,512,035	1,532,777	20,742	—
Romanian Leu,
Expiring 10/26/18	Citigroup Global Markets	RON	5,713	1,418,593	1,439,458	20,865	—
Russian Ruble,
Expiring 10/12/18	Barclays Capital Group	RUB	90,239	1,427,837	1,433,374	5,537	—
Expiring 10/12/18	Barclays Capital Group	RUB	12,263	196,228	194,790	—	(1,438)
Expiring 10/12/18	Barclays Capital Group	RUB	8,047	128,327	127,817	—	(510)
Expiring 10/12/18	Barclays Capital Group	RUB	7,457	118,569	118,455	—	(114)
Expiring 10/12/18	Barclays Capital Group	RUB	5,740	90,910	91,177	267	—
Expiring 10/12/18	Morgan Stanley	RUB	90,239	1,429,443	1,433,374	3,931	—
Expiring 10/12/18	UBS AG	RUB	5,826	93,000	92,540	—	(460)
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	217	159,000	159,426	426	—
Expiring 08/10/18	Barclays Capital Group	SGD	658	485,152	483,700	—	(1,452)
Expiring 08/10/18	Citigroup Global Markets	SGD	822	604,900	603,945	—	(955)
Expiring 08/10/18	Citigroup Global Markets	SGD	337	248,000	247,532	—	(468)
Expiring 08/10/18	JPMorgan Chase	SGD	35	26,336	25,915	—	(421)
Expiring 08/10/18	JPMorgan Chase	SGD	18	13,341	13,067	—	(274)
Expiring 08/10/18	Morgan Stanley	SGD	268	196,000	196,587	587	—
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	9,445	691,606	713,255	21,649	—
Expiring 09/11/18	Barclays Capital Group	ZAR	8,729	638,691	659,142	20,451	—
Expiring 09/11/18	Barclays Capital Group	ZAR	2,216	167,993	167,369	—	(624)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/11/18	Barclays Capital Group	ZAR	1,031	$ 76,119	$ 77,831	$ 1,712	$ —
Expiring 09/11/18	Citigroup Global Markets	ZAR	1,703	125,000	128,589	3,589	—
Expiring 09/11/18	Citigroup Global Markets	ZAR	503	36,400	38,012	1,612	—
Expiring 09/11/18	JPMorgan Chase	ZAR	3,663	264,827	276,574	11,747	—
Expiring 09/11/18	JPMorgan Chase	ZAR	1,239	94,358	93,594	—	(764)
Expiring 09/11/18	Morgan Stanley	ZAR	1,769	133,000	133,569	569	—
Expiring 09/11/18	Morgan Stanley	ZAR	348	26,317	26,305	—	(12)
South Korean Won,
Expiring 08/08/18	JPMorgan Chase	KRW	168,294	151,000	150,471	—	(529)
Expiring 08/08/18	JPMorgan Chase	KRW	151,591	136,000	135,537	—	(463)
Expiring 08/08/18	JPMorgan Chase	KRW	103,599	96,595	92,627	—	(3,968)
Expiring 10/19/18	Barclays Capital Group	KRW	162,908	145,000	145,935	935	—
Expiring 10/19/18	JPMorgan Chase	KRW	201,554	181,000	180,556	—	(444)
Expiring 10/19/18	JPMorgan Chase	KRW	144,627	128,000	129,559	1,559	—
Expiring 10/19/18	JPMorgan Chase	KRW	132,631	119,000	118,814	—	(186)
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	99,955	3,139,302	3,005,070	—	(134,232)
Expiring 08/10/18	Citigroup Global Markets	THB	13,099	396,100	393,801	—	(2,299)
Expiring 08/10/18	Citigroup Global Markets	THB	6,962	209,776	209,313	—	(463)
Expiring 08/10/18	Citigroup Global Markets	THB	5,337	161,000	160,437	—	(563)
Expiring 08/10/18	Citigroup Global Markets	THB	4,930	154,072	148,202	—	(5,870)
Expiring 08/10/18	Citigroup Global Markets	THB	4,272	130,000	128,424	—	(1,576)
Expiring 08/10/18	Citigroup Global Markets	THB	4,183	127,000	125,760	—	(1,240)
Expiring 08/10/18	Citigroup Global Markets	THB	3,951	120,000	118,771	—	(1,229)
Expiring 08/10/18	Citigroup Global Markets	THB	3,630	110,000	109,123	—	(877)
Expiring 08/10/18	Citigroup Global Markets	THB	3,533	107,001	106,218	—	(783)
Expiring 08/10/18	Citigroup Global Markets	THB	2,179	68,436	65,510	—	(2,926)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/10/18	Citigroup Global Markets	THB	1,999	$ 60,000	$ 60,104	$ 104	$ —
Expiring 08/10/18	Citigroup Global Markets	THB	1,940	60,707	58,335	—	(2,372)
Expiring 08/10/18	Citigroup Global Markets	THB	1,530	45,896	46,001	105	—
Expiring 08/10/18	JPMorgan Chase	THB	1,263	38,234	37,981	—	(253)
Expiring 08/10/18	Morgan Stanley	THB	3,120	94,467	93,800	—	(667)
Expiring 08/10/18	UBS AG	THB	2,253	70,613	67,734	—	(2,879)
Turkish Lira,
Expiring 09/11/18	Bank of America	TRY	212	45,400	42,206	—	(3,194)
Expiring 09/11/18	Barclays Capital Group	TRY	9,498	2,040,427	1,891,841	—	(148,586)
Expiring 09/11/18	Barclays Capital Group	TRY	757	159,673	150,765	—	(8,908)
Expiring 09/11/18	Barclays Capital Group	TRY	754	159,673	150,192	—	(9,481)
Expiring 09/11/18	Citigroup Global Markets	TRY	541	114,000	107,687	—	(6,313)
Expiring 09/11/18	Citigroup Global Markets	TRY	488	102,512	97,213	—	(5,299)
Expiring 09/11/18	Citigroup Global Markets	TRY	431	92,001	85,819	—	(6,182)
Expiring 09/11/18	JPMorgan Chase	TRY	901	180,313	179,370	—	(943)
Expiring 09/11/18	JPMorgan Chase	TRY	432	88,000	85,954	—	(2,046)
Expiring 09/11/18	Morgan Stanley	TRY	427	87,000	84,996	—	(2,004)
Expiring 09/11/18	Morgan Stanley	TRY	166	35,270	33,156	—	(2,114)
Expiring 09/11/18	Morgan Stanley	TRY	97	19,650	19,296	—	(354)
Expiring 09/11/18	Toronto Dominion	TRY	270	57,000	53,845	—	(3,155)
				$43,242,230	$43,096,257	346,042	(492,015)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Argentine Pesos,
Expiring 08/06/18	Goldman Sachs & Co.	ARS	6,475	$ 236,415	$ 234,746	$ 1,669	$ —

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real,
Expiring 08/02/18	Citigroup Global Markets	BRL	1,201	$ 315,576	$ 319,902	$ —	$ (4,326)
Expiring 08/02/18	Citigroup Global Markets	BRL	606	157,688	161,456	—	(3,768)
Expiring 08/02/18	Goldman Sachs & Co.	BRL	6,840	1,767,655	1,822,522	—	(54,867)
Expiring 08/02/18	Goldman Sachs & Co.	BRL	1,226	330,889	326,649	4,240	—
Expiring 08/02/18	JPMorgan Chase	BRL	153	39,534	40,765	—	(1,231)
Expiring 10/02/18	Goldman Sachs & Co.	BRL	5,761	1,533,395	1,524,738	8,657	—
Expiring 02/25/19	Citigroup Global Markets	BRL	233	59,294	60,805	—	(1,511)
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	101,875	157,688	159,849	—	(2,161)
Expiring 09/27/18	BNP Paribas	CLP	503,542	772,351	790,097	—	(17,746)
Expiring 09/27/18	Citigroup Global Markets	CLP	81,508	126,000	127,893	—	(1,893)
Expiring 09/27/18	Citigroup Global Markets	CLP	74,755	113,000	117,297	—	(4,297)
Chinese Renminbi,
Expiring 10/26/18	Barclays Capital Group	CNH	7,163	1,053,616	1,050,872	2,744	—
Expiring 10/26/18	Citigroup Global Markets	CNH	762	112,000	111,864	136	—
Colombian Peso,
Expiring 09/12/18	BNP Paribas	COP	767,907	260,175	265,164	—	(4,989)
Expiring 09/12/18	BNP Paribas	COP	380,521	131,577	131,397	180	—
Expiring 09/12/18	Citigroup Global Markets	COP	987,294	334,000	340,921	—	(6,921)
Expiring 09/12/18	Citigroup Global Markets	COP	909,309	309,800	313,992	—	(4,192)
Expiring 09/12/18	Citigroup Global Markets	COP	782,491	264,916	270,200	—	(5,284)
Expiring 09/12/18	Citigroup Global Markets	COP	707,621	245,000	244,347	653	—
Expiring 09/12/18	Citigroup Global Markets	COP	531,491	179,569	183,528	—	(3,959)
Expiring 09/12/18	Citigroup Global Markets	COP	462,736	157,688	159,786	—	(2,098)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso (cont’d.),
Expiring 09/12/18	Citigroup Global Markets	COP	289,279	$ 99,915	$ 99,890	$ 25	$ —
Expiring 09/12/18	Citigroup Global Markets	COP	284,695	97,000	98,307	—	(1,307)
Expiring 09/12/18	Citigroup Global Markets	COP	185,871	63,050	64,183	—	(1,133)
Expiring 09/12/18	Citigroup Global Markets	COP	185,645	63,053	64,104	—	(1,051)
Expiring 09/12/18	Citigroup Global Markets	COP	185,332	63,520	63,997	—	(477)
Czech Koruna,
Expiring 10/26/18	Citigroup Global Markets	CZK	855	38,820	39,202	—	(382)
Euro,
Expiring 10/26/18	Citigroup Global Markets	EUR	2,560	3,032,381	3,013,110	19,271	—
Expiring 02/25/19	Citigroup Global Markets	EUR	200	253,730	237,996	15,734	—
Hungarian Forint,
Expiring 10/26/18	Citigroup Global Markets	HUF	91,290	330,679	334,744	—	(4,065)
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	8,036	116,000	116,087	—	(87)
Expiring 10/15/18	Citigroup Global Markets	INR	7,109	102,000	102,703	—	(703)
Expiring 10/15/18	JPMorgan Chase	INR	9,479	137,000	136,928	72	—
Expiring 10/15/18	Morgan Stanley	INR	6,917	99,000	99,925	—	(925)
Indonesian Rupiah,
Expiring 09/24/18	Barclays Capital Group	IDR	1,367,013	94,030	94,169	—	(139)
Expiring 09/24/18	Barclays Capital Group	IDR	658,597	45,312	45,369	—	(57)
Expiring 09/24/18	Citigroup Global Markets	IDR	3,312,384	228,000	228,180	—	(180)
Expiring 09/24/18	Citigroup Global Markets	IDR	1,126,351	76,884	77,591	—	(707)
Expiring 09/24/18	JPMorgan Chase	IDR	734,766	50,375	50,616	—	(241)
Expiring 09/24/18	JPMorgan Chase	IDR	659,404	45,442	45,425	17	—
Israeli Shekel,
Expiring 10/29/18	Morgan Stanley	ILS	591	163,000	161,943	1,057	—
Expiring 10/29/18	UBS AG	ILS	7,703	2,127,138	2,111,025	16,113	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso,
Expiring 09/21/18	BNP Paribas	MXN	3,020	$ 149,925	$ 160,638	$ —	$ (10,713)
Expiring 09/21/18	Citigroup Global Markets	MXN	7,279	365,713	387,162	—	(21,449)
Expiring 09/21/18	Citigroup Global Markets	MXN	3,992	195,530	212,332	—	(16,802)
Expiring 09/21/18	Citigroup Global Markets	MXN	3,542	182,000	188,405	—	(6,405)
Expiring 09/21/18	Citigroup Global Markets	MXN	2,679	132,450	142,467	—	(10,017)
Expiring 09/21/18	Citigroup Global Markets	MXN	2,678	140,000	142,420	—	(2,420)
Expiring 09/21/18	Citigroup Global Markets	MXN	1,007	52,958	53,567	—	(609)
Expiring 09/21/18	Goldman Sachs & Co.	MXN	275	13,651	14,627	—	(976)
Expiring 09/21/18	JPMorgan Chase	MXN	4,455	236,782	236,957	—	(175)
Expiring 09/21/18	JPMorgan Chase	MXN	2,118	104,000	112,656	—	(8,656)
Expiring 01/29/19	UBS AG	MXN	3,718	190,000	193,500	—	(3,500)
New Taiwanese Dollar,
Expiring 10/11/18	Citigroup Global Markets	TWD	3,958	131,000	129,860	1,140	—
Expiring 10/11/18	Citigroup Global Markets	TWD	3,109	102,000	102,006	—	(6)
Expiring 10/11/18	Morgan Stanley	TWD	2,863	94,000	93,935	65	—
Peruvian Nuevo Sol,
Expiring 09/27/18	Citigroup Global Markets	PEN	741	224,200	225,827	—	(1,627)
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	35,890	676,846	674,303	2,543	—
Expiring 09/17/18	Barclays Capital Group	PHP	12,109	225,000	227,515	—	(2,515)
Expiring 09/17/18	Barclays Capital Group	PHP	9,302	173,000	174,772	—	(1,772)
Expiring 09/17/18	Barclays Capital Group	PHP	8,512	157,980	159,924	—	(1,944)
Expiring 09/17/18	Barclays Capital Group	PHP	7,315	136,000	137,444	—	(1,444)
Expiring 09/17/18	Citigroup Global Markets	PHP	7,686	143,000	144,401	—	(1,401)
Expiring 09/17/18	Citigroup Global Markets	PHP	6,428	120,000	120,778	—	(778)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 09/17/18	JPMorgan Chase	PHP	8,409	$ 158,000	$ 157,997	$ 3	$ —
Expiring 09/17/18	Morgan Stanley	PHP	5,701	106,000	107,105	—	(1,105)
Polish Zloty,
Expiring 10/26/18	Citigroup Global Markets	PLN	481	131,105	131,791	—	(686)
Russian Ruble,
Expiring 10/12/18	Barclays Capital Group	RUB	4,109	65,000	65,269	—	(269)
Expiring 10/12/18	Barclays Capital Group	RUB	2,441	38,774	38,779	—	(5)
Expiring 10/12/18	JPMorgan Chase	RUB	5,642	90,000	89,627	373	—
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	448	328,000	329,120	—	(1,120)
Expiring 08/10/18	Barclays Capital Group	SGD	88	65,509	64,359	1,150	—
Expiring 08/10/18	Barclays Capital Group	SGD	62	46,000	45,303	697	—
Expiring 08/10/18	Citigroup Global Markets	SGD	861	631,152	632,398	—	(1,246)
Expiring 08/10/18	Citigroup Global Markets	SGD	439	320,351	322,313	—	(1,962)
Expiring 08/10/18	Citigroup Global Markets	SGD	431	313,761	316,476	—	(2,715)
Expiring 08/10/18	Citigroup Global Markets	SGD	139	102,000	102,409	—	(409)
Expiring 08/10/18	Hong Kong & Shanghai Bank	SGD	424	318,092	311,291	6,801	—
Expiring 08/10/18	JPMorgan Chase	SGD	378	282,649	277,479	5,170	—
Expiring 08/10/18	JPMorgan Chase	SGD	297	218,000	218,168	—	(168)
Expiring 08/10/18	JPMorgan Chase	SGD	231	172,334	169,743	2,591	—
Expiring 08/10/18	JPMorgan Chase	SGD	187	137,000	137,419	—	(419)
Expiring 08/10/18	JPMorgan Chase	SGD	148	109,000	108,768	232	—
Expiring 08/10/18	JPMorgan Chase	SGD	145	107,000	106,664	336	—
Expiring 08/10/18	JPMorgan Chase	SGD	94	69,346	69,061	285	—
Expiring 08/10/18	Morgan Stanley	SGD	168	123,000	123,145	—	(145)
Expiring 08/10/18	Toronto Dominion	SGD	150	111,000	110,144	856	—
South African Rand,
Expiring 09/11/18	Bank of America	ZAR	849	63,240	64,128	—	(888)
Expiring 09/11/18	Barclays Capital Group	ZAR	7,678	556,300	579,773	—	(23,473)
Expiring 09/11/18	Citigroup Global Markets	ZAR	7,762	567,835	586,163	—	(18,328)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 09/11/18	Citigroup Global Markets	ZAR	3,501	$ 262,150	$ 264,413	$ —	$ (2,263)
Expiring 09/11/18	Citigroup Global Markets	ZAR	2,246	160,175	169,598	—	(9,423)
Expiring 09/11/18	Citigroup Global Markets	ZAR	1,408	106,274	106,345	—	(71)
Expiring 09/11/18	Citigroup Global Markets	ZAR	1,146	84,000	86,542	—	(2,542)
Expiring 09/11/18	Hong Kong & Shanghai Bank	ZAR	3,543	255,818	267,553	—	(11,735)
Expiring 09/11/18	Hong Kong & Shanghai Bank	ZAR	2,646	190,612	199,785	—	(9,173)
Expiring 09/11/18	JPMorgan Chase	ZAR	2,113	153,000	159,563	—	(6,563)
Expiring 09/11/18	JPMorgan Chase	ZAR	1,611	122,369	121,675	694	—
Expiring 09/11/18	Morgan Stanley	ZAR	3,567	265,400	269,357	—	(3,957)
Expiring 09/11/18	Morgan Stanley	ZAR	1,503	110,000	113,526	—	(3,526)
South Korean Won,
Expiring 08/08/18	Barclays Capital Group	KRW	149,236	134,000	133,431	569	—
Expiring 08/08/18	Citigroup Global Markets	KRW	137,835	125,000	123,238	1,762	—
Expiring 08/08/18	Citigroup Global Markets	KRW	92,639	86,000	82,828	3,172	—
Expiring 08/08/18	JPMorgan Chase	KRW	137,975	124,000	123,363	637	—
Expiring 08/08/18	Morgan Stanley	KRW	127,443	115,000	113,946	1,054	—
Expiring 08/08/18	Morgan Stanley	KRW	44,278	41,000	39,589	1,411	—
Expiring 08/08/18	UBS AG	KRW	152,132	141,000	136,020	4,980	—
Expiring 08/08/18	UBS AG	KRW	68,845	64,000	61,554	2,446	—
Expiring 10/19/18	Barclays Capital Group	KRW	523,196	462,796	468,687	—	(5,891)
Expiring 10/19/18	Barclays Capital Group	KRW	160,165	141,657	143,479	—	(1,822)
Swiss Franc,
Expiring 10/26/18	BNP Paribas	CHF	851	863,613	866,267	—	(2,654)
Expiring 10/26/18	Morgan Stanley	CHF	419	425,894	426,668	—	(774)
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	10,438	319,732	313,804	5,928	—
Expiring 08/10/18	Citigroup Global Markets	THB	8,867	277,000	266,588	10,412	—
Expiring 08/10/18	Citigroup Global Markets	THB	6,873	216,000	206,631	9,369	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/10/18	Citigroup Global Markets	THB	6,866	$ 215,100	$ 206,433	$ 8,667	$ —
Expiring 08/10/18	Citigroup Global Markets	THB	6,558	206,000	197,167	8,833	—
Expiring 08/10/18	Citigroup Global Markets	THB	6,279	196,224	188,778	7,446	—
Expiring 08/10/18	Citigroup Global Markets	THB	4,330	135,000	130,181	4,819	—
Expiring 08/10/18	Citigroup Global Markets	THB	4,269	132,819	128,346	4,473	—
Expiring 08/10/18	Citigroup Global Markets	THB	4,087	123,000	122,884	116	—
Expiring 08/10/18	Citigroup Global Markets	THB	3,630	111,000	109,144	1,856	—
Expiring 08/10/18	Citigroup Global Markets	THB	3,220	101,000	96,817	4,183	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,440	76,000	73,351	2,649	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,058	64,000	61,880	2,120	—
Expiring 08/10/18	Goldman Sachs & Co.	THB	1,292	38,789	38,851	—	(62)
Expiring 08/10/18	Hong Kong & Shanghai Bank	THB	13,478	420,162	405,190	14,972	—
Turkish Lira,
Expiring 09/11/18	Barclays Capital Group	TRY	2,288	467,291	455,639	11,652	—
Expiring 09/11/18	Citigroup Global Markets	TRY	794	161,643	158,064	3,579	—
Expiring 09/11/18	JPMorgan Chase	TRY	1,697	359,408	337,997	21,411	—
Expiring 09/11/18	Morgan Stanley	TRY	784	159,000	156,236	2,764	—
Expiring 09/11/18	UBS AG	TRY	193	39,339	38,351	988	—
				$33,412,903	$33,514,431	235,772	(337,300)
						$581,814	$(829,315)

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2018:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
10/26/18		EUR	561	JPY	73,554	$—	$(1,151)	Toronto Dominion
Interest rate swap agreements outstanding at July 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
MXN	14,650	06/04/25	6.470%(M)	28 Day Mexican Interbank Rate(2)(M)	$12	$(65,242)	$(65,254)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreement:
MYR	1,650	05/20/21	3.770%(Q)	3 Month KLIBOR(2)(Q)	$176	$—	$176	JPMorgan Chase
Cash of $170,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at July 31, 2018.
(1)	The Series pays the fixed rate and receives the floating rate.

(2)	The Series pays the floating rate and receives the fixed rate.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Sovereign Bonds
Angola	$ —	$ 227,000	$—
Argentina	—	1,301,392	—
Bahrain	—	196,244	—
Belarus	—	209,252	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Sovereign Bonds (continued)
Brazil	$ —	$ 8,479,088	$—
Chile	—	969,551	—
Colombia	—	3,044,196	—
Czech Republic	—	1,208,830	—
Ecuador	—	473,690	—
Egypt	—	217,968	—
El Salvador	—	195,499	—
Gabon	—	186,948	—
Ghana	—	431,620	—
Greece	—	286,469	—
Hungary	—	1,648,701	—
Indonesia	—	6,440,974	—
Iraq	—	477,786	—
Ivory Coast	—	240,620	—
Kenya	—	203,763	—
Malaysia	—	3,925,195	—
Mexico	—	6,801,060	—
Nigeria	—	232,300	—
Pakistan	—	590,414	—
Peru	—	2,373,151	—
Philippines	—	88,139	—
Poland	—	3,183,758	—
Romania	—	254,694	—
Russia	—	3,141,757	—
Singapore	—	1,293,689	—
South Africa	—	6,017,196	—
South Korea	—	311,995	—
Sri Lanka	—	204,013	—
Thailand	—	2,870,863	—
Turkey	—	2,469,361	—
Ukraine	—	532,287	—
Uruguay	—	159,340	—
Corporate Bonds
Bermuda	—	202,687	—
Brazil	—	595,530	—
China	—	354,543	—
Indonesia	—	209,113	—
Mexico	—	1,098,036	—
Russia	—	206,200	—
South Africa	—	429,019	—

Affiliated Mutual Fund	138,266	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	(247,501)	—
OTC Cross Currency Exchange Contract	—	(1,151)	—

PGIM Emerging Markets Debt Local Currency Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Other Financial Instruments* (continued)
Centrally Cleared Interest Rate Swap Agreement	$ —	$ (65,254)	$—
OTC Interest Rate Swap Agreement	—	176	—
Total	$138,266	$63,670,201	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2018 were as follows:
Sovereign Bonds	93.4%
Oil & Gas	2.3
Electric	0.7
Telecommunications	0.9
Chemicals	0.5
Banks	0.3
Affiliated Mutual Fund	0.2%
98.3
Other assets in excess of liabilities	1.7
100.0%

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 95.5%
Common Stocks
Argentina 6.8%
MercadoLibre, Inc.	3,618	$ 1,240,648
Brazil 4.3%
Lojas Renner SA	26,359	215,602
Pagseguro Digital Ltd. (Class A Stock)*	12,367	332,920
Raia Drogasil SA	11,756	232,345
		780,867
Chile 2.2%
Sociedad Quimica y Minera de Chile SA, ADR(a)	8,367	403,875
China 39.3%
Alibaba Group Holding Ltd., ADR*(a)	6,539	1,224,297
Ascletis Pharma, Inc., 144A*	18,759	33,459
Baidu, Inc., ADR*	2,100	519,078
BeiGene Ltd., ADR*	1,557	295,301
Ctrip.com International Ltd., ADR*	13,648	561,615
Hangzhou Hikvision Digital Technology Co. Ltd. (Class A Stock)	30,685	156,397
iQIYI, Inc., ADR*(a)	5,331	170,699
JD.com, Inc., ADR*	17,217	617,402
Jiangsu Hengrui Medicine Co. Ltd. (Class A Stock)	59,592	603,663
Kweichow Moutai Co. Ltd. (Class A Stock)	6,550	700,127
Tencent Holdings Ltd.	31,031	1,418,913
Vipshop Holdings Ltd., ADR*	15,876	153,203
Wuxi Biologics Cayman, Inc., 144A*	67,235	689,643
		7,143,797
India 23.9%
Ashok Leyland Ltd.	213,565	353,112
Asian Paints Ltd.	21,320	452,337
Biocon Ltd.	73,147	627,241
Eicher Motors Ltd.	729	296,598
Godrej Consumer Products Ltd.	30,913	595,332
HDFC Bank Ltd., ADR	4,201	434,131
MakeMyTrip Ltd.*	25,070	821,042
Maruti Suzuki India Ltd.	4,243	591,444
Titan Co. Ltd.	13,692	182,879
		4,354,116

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
Indonesia 5.3%
Ace Hardware Indonesia Tbk PT			5,467,747	$ 497,361
Mitra Adiperkasa Tbk PT			7,634,990	468,171
				965,532
Macau 1.8%
Sands China Ltd.			64,283	333,006
Malaysia 1.6%
IHH Healthcare Bhd			205,448	299,058
Mexico 1.6%
Arca Continental SAB de CV			43,861	291,250
Peru 1.7%
Credicorp Ltd.			1,310	299,689
Russia 1.2%
X5 Retail Group NV, GDR			7,546	202,233
X5 Retail Group NV, GDR			661	17,713
				219,946
Thailand 5.8%
Bangkok Dusit Medical Services PCL (Class F Stock)			364,036	290,329
CP ALL PCL			240,542	542,692
Kasikornbank PCL, NVDR			32,846	214,235
				1,047,256

Total Long-Term Investments (cost $12,672,232)				17,379,040

Short-Term Investments 14.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund (w)	904,437	904,437

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description		Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $1,770,694; includes $1,768,275 of cash collateral for securities on loan)(b)(w)	1,770,599	$ 1,770,775

Total Short-Term Investments (cost $2,675,131)			2,675,212

TOTAL INVESTMENTS 110.2% (cost $15,347,363)			20,054,252
Liabilities in excess of other assets (10.2)%			(1,854,522)

Net Assets 100.0%			$18,199,730

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,768,619; cash collateral of $1,768,275 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Cash collateral is less than 102% of the market value of securities loaned due to significant market increases on the last business day of the reporting period. Collateral was subsequently received on the following business day and the Series remained in compliance.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$ 1,240,648	$ —	$—
Brazil	780,867	—	—
Chile	403,875	—	—
China	3,541,595	3,602,202	—
India	1,255,173	3,098,943	—
Indonesia	—	965,532	—
Macau	—	333,006	—

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Malaysia	$ —	$ 299,058	$—
Mexico	291,250	—	—
Peru	299,689	—	—
Russia	219,946	—	—
Thailand	214,235	833,021	—

Affiliated Mutual Funds	2,675,212	—	—
Total	$10,922,490	$9,131,762	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows:
Internet Software & Services	25.1%
Affiliated Mutual Funds (9.7% represents investments purchased with collateral from securities on loan)	14.7
Internet & Direct Marketing Retail	11.8
Food & Staples Retailing	5.5
Beverages	5.5
Banks	5.3
Biotechnology	5.2
Chemicals	4.7
Life Sciences Tools & Services	3.8
Multiline Retail	3.8
Machinery	3.5
Pharmaceuticals	3.3
Personal Products	3.3%
Automobiles	3.3
Health Care Providers & Services	3.2
Specialty Retail	2.7
Hotels, Restaurants & Leisure	1.8
IT Services	1.8
Textiles, Apparel & Luxury Goods	1.0
Electronic Equipment, Instruments & Components	0.9
110.2
Liabilities in excess of other assets	(10.2)
100.0%

PGIM Jennison Global Infrastructure Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 96.4%
Common Stocks
Australia 5.7%
Atlas Arteria Ltd.	176,843	$ 862,172
Origin Energy Ltd.*	67,432	490,699
Transurban Group	187,555	1,635,012
		2,987,883
Canada 8.7%
Enbridge, Inc.	22,809	810,067
Pembina Pipeline Corp.	37,289	1,337,557
TransCanada Corp.	29,887	1,344,266
Westshore Terminals Investment Corp.	55,747	1,040,502
		4,532,392
China 2.2%
Huaneng Renewables Corp. Ltd. (Class H Stock)	3,047,703	1,141,852
France 9.4%
Aeroports de Paris	4,274	957,184
Eiffage SA	18,549	2,076,626
Vinci SA	18,455	1,857,572
		4,891,382
Germany 5.4%
E.ON SE	119,676	1,351,564
RWE AG	54,671	1,438,364
		2,789,928
Italy 7.4%
Atlantia SpA	41,967	1,245,453
Enav SpA, 144A	147,305	757,634
Enel SpA	192,807	1,074,154
Italgas SpA	135,102	776,106
		3,853,347
Malaysia 1.1%
Malaysia Airports Holdings Bhd	260,427	593,797

PGIM Jennison Global Infrastructure Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mexico 1.1%
CFE Capital S de RL de CV, REIT	579,563	$ 548,848
New Zealand 1.4%
Auckland International Airport Ltd.	154,227	702,076
Spain 4.4%
Aena SME SA, 144A	2,797	507,876
Cellnex Telecom SA, 144A	28,422	753,635
Ferrovial SA	25,238	521,393
Iberdrola SA	66,308	515,428
		2,298,332
United Kingdom 2.3%
Inmarsat PLC	62,983	470,000
National Grid PLC	66,524	711,121
		1,181,121
United States 47.3%
American Electric Power Co., Inc.	22,506	1,601,077
American Tower Corp., REIT	3,629	537,963
Cheniere Energy Partners LP Holdings LLC	30,260	929,587
Cheniere Energy, Inc.*	18,628	1,182,878
CSX Corp.	26,358	1,862,983
Equinix, Inc., REIT	1,279	561,839
Evergy, Inc.	27,792	1,558,853
Exelon Corp.	29,126	1,237,855
Genesee & Wyoming, Inc. (Class A Stock)*	13,688	1,177,168
Kinder Morgan, Inc.	28,988	515,407
NextEra Energy, Inc.	14,541	2,436,199
NRG Energy, Inc.	45,898	1,453,590
ONEOK, Inc.	23,036	1,622,656
PPL Corp.	37,169	1,069,352
Republic Services, Inc.	7,414	537,367
SBA Communications Corp., REIT*	3,278	518,743
Sempra Energy	10,466	1,209,765
Targa Resources Corp.	15,771	805,425
Union Pacific Corp.	7,407	1,110,235

PGIM Jennison Global Infrastructure Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United States (cont’d.)
Waste Connections, Inc.	9,960	$ 772,996
Williams Cos., Inc. (The)	64,431	1,916,822
		24,618,760

Total Long-Term Investments (cost $40,966,234)		50,139,718

Short-Term Investment 2.9%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $1,483,028)(w)	1,483,028	1,483,028

TOTAL INVESTMENTS 99.3% (cost $42,449,262)		51,622,746
Other assets in excess of liabilities 0.7%		381,866

Net Assets 100.0%		$ 52,004,612

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ —	$ 2,987,883	$—
Canada	4,532,392	—	—
China	—	1,141,852	—
France	—	4,891,382	—
Germany	—	2,789,928	—
Italy	—	3,853,347	—

PGIM Jennison Global Infrastructure Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Malaysia	$ —	$ 593,797	$—
Mexico	548,848	—	—
New Zealand	—	702,076	—
Spain	—	2,298,332	—
United Kingdom	—	1,181,121	—
United States	24,618,760	—	—

Affiliated Mutual Fund	1,483,028	—	—
Total	$31,183,028	$20,439,718	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2018 were as follows:
Oil, Gas & Consumable Fuels	21.0%
Electric Utilities	18.3
Transportation Infrastructure	15.9
Multi-Utilities	9.1
Construction & Engineering	8.6
Road & Rail	8.0
Independent Power & Renewable Electricity Producers	5.0
Equity Real Estate Investment Trusts (REITs)	3.1
Affiliated Mutual Fund	2.9
Commercial Services & Supplies	2.5%
Diversified Telecommunication Services	2.3
Gas Utilities	1.5
Banks	1.1
99.3
Other assets in excess of liabilities	0.7
100.0%

PGIM Jennison Global Opportunities Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 99.1%
Common Stocks
Argentina 1.9%
MercadoLibre, Inc.	80,262	$ 27,522,642
China 13.0%
Alibaba Group Holding Ltd., ADR*(a)	446,096	83,522,554
JD.com, Inc., ADR*	863,327	30,958,906
Tencent Holdings Ltd.	1,627,817	74,433,018
		188,914,478
France 9.6%
Kering SA	123,980	66,086,757
LVMH Moet Hennessy Louis Vuitton SE	148,891	52,054,305
Remy Cointreau SA(a)	158,372	21,593,764
		139,734,826
Germany 4.1%
Wirecard AG	320,596	59,993,970
India 2.4%
HDFC Bank Ltd., ADR	336,890	34,814,213
Italy 3.0%
Ferrari NV	321,360	42,972,911
Japan 3.6%
FANUC Corp.	90,774	17,866,425
Keyence Corp.	64,969	34,342,426
		52,208,851
Netherlands 3.7%
Adyen NV*	37,570	24,082,867
ASML Holding NV	135,919	29,175,317
		53,258,184
Switzerland 1.7%
Straumann Holding AG	30,768	23,878,176

PGIM Jennison Global Opportunities Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description		Shares		Value
Common Stocks (Continued)
Thailand 2.2%
CP ALL PCL			13,875,068	$ 31,303,845
United Kingdom 1.7%
ASOS PLC*			308,881	24,708,533
United States 52.2%
Adobe Systems, Inc.*			122,093	29,873,715
Alphabet, Inc. (Class A Stock)*			28,638	35,145,126
Amazon.com, Inc.*			50,429	89,634,522
Boeing Co. (The)			146,841	52,319,448
Estee Lauder Cos., Inc. (The) (Class A Stock)			268,913	36,287,120
Facebook, Inc. (Class A Stock)*			255,011	44,009,799
Home Depot, Inc. (The)			116,227	22,957,157
Intuitive Surgical, Inc.*			73,706	37,456,652
Mastercard, Inc. (Class A Stock)			254,833	50,456,934
Netflix, Inc.*			198,587	67,013,183
NIKE, Inc. (Class B Stock)			646,196	49,698,935
NVIDIA Corp.			116,086	28,424,818
PayPal Holdings, Inc.*			356,813	29,308,620
Square, Inc. (Class A Stock)*(a)			333,818	21,581,334
Tesla, Inc.*(a)			119,305	35,569,593
UnitedHealth Group, Inc.(a)			236,133	59,793,598
Vertex Pharmaceuticals, Inc.*			225,644	39,498,982
Workday, Inc. (Class A Stock)*(a)			219,296	27,197,090
				756,226,626

Total Long-Term Investments (cost $1,208,222,637)				1,435,537,255

Short-Term Investments 13.9%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund (w)	33,962,077	33,962,077

PGIM Jennison Global Opportunities Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description		Shares	Value

Affiliated Mutual Funds (Continued)
PGIM Institutional Money Market Fund (cost $166,597,165; includes $166,406,054 of cash collateral for securities on loan)(b)(w)	166,583,156	$ 166,599,814

Total Short-Term Investments (cost $200,559,242)			200,561,891

TOTAL INVESTMENTS 113.0% (cost $1,408,781,879)			1,636,099,146
Liabilities in excess of other assets (13.0)%			(187,879,753)

Net Assets 100.0%			$1,448,219,393

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $164,012,970; cash collateral of $166,406,054 (including in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$ 27,522,642	$ —	$—
China	114,481,460	74,433,018	—
France	—	139,734,826	—
Germany	—	59,993,970	—
India	34,814,213	—	—
Italy	—	42,972,911	—
Japan	—	52,208,851	—
Netherlands	—	53,258,184	—
Switzerland	—	23,878,176	—

PGIM Jennison Global Opportunities Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Thailand	$ —	$ 31,303,845	$—
United Kingdom	—	24,708,533	—
United States	756,226,626	—	—

Affiliated Mutual Funds	200,561,891	—	—
Total	$1,133,606,832	$502,492,314	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows:
Internet Software & Services	18.2%
Internet & Direct Marketing Retail	14.6
Affiliated Mutual Funds (11.5% represents investments purchased with collateral from securities on loan)	13.9
IT Services	12.8
Textiles, Apparel & Luxury Goods	11.5
Automobiles	5.5
Health Care Equipment & Supplies	4.3
Health Care Providers & Services	4.1
Semiconductors & Semiconductor Equipment	4.0
Software	4.0
Aerospace & Defense	3.6
Biotechnology	2.7
Personal Products	2.5%
Banks	2.4
Electronic Equipment, Instruments & Components	2.4
Food & Staples Retailing	2.2
Specialty Retail	1.6
Beverages	1.5
Machinery	1.2
113.0
Liabilities in excess of other assets	(13.0)
100.0%

PGIM Jennison International Opportunities Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
	Shares	Value

Long-Term Investments — 95.8%
Common Stocks — 92.9%
Argentina — 1.9%
MercadoLibre, Inc.(a)	25,563	$ 8,765,808
Australia — 2.0%
Cochlear Ltd.	61,182	9,251,880
Canada — 2.3%
Shopify, Inc., (Class A Stock)*	76,134	10,522,480
China — 15.2%
Alibaba Group Holding Ltd., ADR*(a)	179,421	33,592,994
JD.com, Inc., ADR*	291,329	10,447,058
Tencent Holdings Ltd.	591,486	27,046,091
		71,086,143
Denmark — 1.3%
Novozymes A/S, (Class B Stock)	109,974	5,789,667
France — 20.4%
Dassault Systemes SE	111,253	16,651,383
Kering SA	48,912	26,072,233
L’Oreal SA	68,079	16,674,167
LVMH Moet Hennessy Louis Vuitton SE	50,460	17,641,498
Pernod Ricard SA	55,062	8,886,095
Remy Cointreau SA(a)	67,884	9,255,873
		95,181,249
Germany — 9.1%
Fresenius SE & Co. KGaA	106,993	8,243,146
Infineon Technologies AG	525,649	13,884,587
Wirecard AG	108,575	20,317,925
		42,445,658
Hong Kong — 1.2%
Techtronic Industries Co. Ltd.	1,026,675	5,774,062
India — 5.4%
HDFC Bank Ltd., ADR	130,244	13,459,415
Maruti Suzuki India Ltd.	85,355	11,897,885
		25,357,300
Italy — 7.7%
Brunello Cucinelli SpA	277,145	11,519,642
Brunello Cucinelli SpA	45,417	1,887,776

PGIM Jennison International Opportunities Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Shares	Value
Common Stocks (continued)
Italy (cont’d.)
Ferrari NV	95,859	$ 12,818,460
Moncler SpA	222,263	9,780,590
		36,006,468
Japan — 5.6%
FANUC Corp.	36,032	7,091,932
Keyence Corp.	27,272	14,415,901
Kose Corp.	24,916	4,762,915
		26,270,748
Netherlands — 3.6%
Adyen NV*	8,710	5,583,225
Adyen NV, 144A*	3,797	2,433,927
ASML Holding NV	41,324	8,870,289
		16,887,441
Sweden — 1.7%
Epiroc AB (Class A Stock)*	194,539	2,335,526
Hexagon AB (Class B Stock)	92,812	5,662,274
		7,997,800
Switzerland — 5.8%
Givaudan SA	4,710	11,043,868
Straumann Holding AG	20,707	16,070,118
		27,113,986
Thailand — 1.6%
CP ALL PCL	3,300,920	7,447,278
United Kingdom — 7.3%
Ashtead Group PLC	427,006	13,174,058
ASOS PLC*	144,793	11,582,527
St. James’s Place PLC	594,590	9,418,841
		34,175,426
United States — 0.8%
Albemarle Corp.	41,252	3,885,938
Total Common Stocks (cost $384,158,493)		433,959,332

PGIM Jennison International Opportunities Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Shares	Value
Preferred Stock — 2.9%
Germany
Sartorius AG	82,460	$ 13,378,360
(cost $8,058,762)
Total Preferred Stock (cost $8,058,762)		13,378,360
Total Long-Term Investments (cost $392,217,255)		447,337,692

Short-Term Investments — 16.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	23,554,323	23,554,323
PGIM Institutional Money Market Fund (cost $51,767,332; includes $51,702,000 of cash collateral for securities on loan)(b)(w)	51,764,776	51,769,952
Total Short-Term Investments (cost $75,321,655)		75,324,275

TOTAL INVESTMENTS—111.9% (cost $467,538,910)		522,661,967

Liabilities in excess of other assets — (11.9)%		(55,754,850)

Net Assets — 100.0%		$ 466,907,117

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $50,649,123; cash collateral of $51,702,000 (including in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

PGIM Jennison International Opportunities Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$ 8,765,808	$ —	$—
Australia	—	9,251,880	—
Canada	10,522,480	—	—
China	44,040,052	27,046,091	—
Denmark	—	5,789,667	—
France	—	95,181,249	—
Germany	—	42,445,658	—
Hong Kong	—	5,774,062	—
India	13,459,415	11,897,885	—
Italy	—	36,006,468	—
Japan	—	26,270,748	—
Netherlands	—	16,887,441	—
Sweden	—	7,997,800	—
Switzerland	—	27,113,986	—
Thailand	—	7,447,278	—
United Kingdom	—	34,175,426	—
United States	3,885,938	—	—
Preferred Stock
Germany	—	13,378,360	—

Affiliated Mutual Funds	75,324,275	—	—
Total	$155,997,968	$366,663,999	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows:
Internet Software & Services	17.2%
Affiliated Mutual Funds (11.1% represents investments purchased with collateral from securities on loan)	16.1
Textiles, Apparel & Luxury Goods	14.4
Health Care Equipment & Supplies	8.3
IT Services	6.0
Automobiles	5.2
Semiconductors & Semiconductor Equipment	4.9
Internet & Direct Marketing Retail	4.7
Personal Products	4.6
Chemicals	4.5
Electronic Equipment, Instruments & Components	4.3
Beverages	3.9
Software	3.5%
Banks	2.9
Trading Companies & Distributors	2.8
Machinery	2.0
Capital Markets	2.0
Health Care Providers & Services	1.8
Food & Staples Retailing	1.6
Household Durables	1.2
111.9
Liabilities in excess of other assets	(11.9)
100.0%

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 99.4%
Common Stocks 96.3%
Australia 4.9%
Aristocrat Leisure Ltd.	84,472	$ 2,028,926
BHP Billiton Ltd.	41,282	1,079,259
BHP Billiton PLC	27,058	622,915
CSL Ltd.	16,626	2,438,754
Goodman Group, REIT	15,996	114,855
Insurance Australia Group Ltd.	29,591	177,132
Macquarie Group Ltd.	23,516	2,148,632
Rio Tinto Ltd.	5,546	336,322
Rio Tinto PLC	35,827	1,980,919
Stockland, REIT	33,750	104,402
Wesfarmers Ltd.	30,107	1,105,708
Woolworths Group Ltd.	49,583	1,110,046
		13,247,870
Austria 0.3%
OMV AG	12,901	728,981
Belgium 0.7%
KBC Group NV	19,811	1,525,271
UCB SA	2,506	215,022
		1,740,293
Brazil 1.3%
Banco Santander Brasil SA, UTS	161,600	1,571,524
Engie Brasil Energia SA	120,900	1,205,682
Petroleo Brasileiro SA	40,600	237,544
SLC Agricola SA	29,000	407,575
		3,422,325
Canada 6.0%
Bank of Montreal	8,400	665,814
BRP, Inc.	15,400	718,355
Canadian Imperial Bank of Commerce	20,500	1,870,900
CGI Group, Inc. (Class A Stock)*	17,300	1,116,850
Constellation Software, Inc.	300	217,480
Corus Entertainment, Inc. (Class B Stock)	20,600	64,293
Genworth MI Canada, Inc.(a)	10,100	355,521
Husky Energy, Inc.	62,700	1,066,167
Magna International, Inc.	14,300	871,070

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Canada (cont’d.)
Quebecor, Inc. (Class B Stock)	15,400	$ 320,939
Royal Bank of Canada	34,900	2,724,446
Sun Life Financial, Inc.	21,900	895,630
Suncor Energy, Inc.	6,300	265,299
Teck Resources Ltd. (Class B Stock)	66,400	1,731,908
Toronto-Dominion Bank (The)	53,900	3,197,496
		16,082,168
Chile 0.2%
Colbun SA	2,233,388	497,285
China 7.5%
Agricultural Bank of China Ltd. (Class H Stock)	330,000	160,729
Alibaba Group Holding Ltd., ADR*	6,600	1,235,718
Anhui Conch Cement Co. Ltd. (Class H Stock)	17,500	112,916
Asia Cement China Holdings Corp.	453,000	349,337
China Construction Bank Corp. (Class H Stock)	2,742,000	2,509,016
China International Travel Service Corp. Ltd. (Class A Stock)	12,100	124,913
China Petroleum & Chemical Corp. (Class H Stock)	1,180,000	1,146,028
China Resources Land Ltd.	36,000	132,663
China Shenhua Energy Co. Ltd. (Class H Stock)	395,000	896,957
Chlitina Holding Ltd.	85,000	778,049
CITIC Ltd.	137,000	193,865
CNOOC Ltd.	228,000	383,336
Country Garden Holdings Co. Ltd.	832,000	1,300,392
Daqin Railway Co. Ltd. (Class A Stock)	101,800	133,679
Industrial & Commercial Bank of China Ltd. (Class H Stock)	2,758,000	2,057,696
Lonking Holdings Ltd.	1,556,000	719,321
Momo, Inc., ADR*	2,000	82,040
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	65,000	608,421
Poly Property Group Co. Ltd.	908,000	363,910
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	2,000,000	1,348,213
Powerlong Real Estate Holdings Ltd.	282,000	146,578
Sany Heavy Industry Co. Ltd. (Class A Stock)	94,200	127,771
Sino-Ocean Group Holding Ltd.	1,123,500	637,605
Sinotruk Hong Kong Ltd.(a)	722,000	1,031,581
Tencent Holdings Ltd.	42,600	1,947,913
Weichai Power Co. Ltd. (Class H Stock)	902,000	1,112,253
West China Cement Ltd.*	1,296,000	228,926
Yanzhou Coal Mining Co. Ltd. (Class H Stock)	86,000	107,877
YY, Inc., ADR*	1,100	102,553
		20,080,256

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Colombia 0.5%
Ecopetrol SA	1,310,210	$ 1,398,373
Denmark 1.5%
Dfds A/S	4,992	328,439
H. Lundbeck A/S	3,114	225,547
Novo Nordisk A/S (Class B Stock)	21,501	1,075,609
Orsted A/S, 144A	15,921	982,431
Scandinavian Tobacco Group A/S, 144A	32,739	533,276
Topdanmark A/S	18,790	805,207
		3,950,509
Finland 0.2%
Finnair OYJ	7,774	72,214
UPM-Kymmene OYJ	13,199	469,623
		541,837
France 5.9%
Alten SA	2,043	202,954
AXA SA	45,557	1,150,282
Eiffage SA	1,013	113,409
Faurecia SA	17,203	1,169,229
Kering SA	370	197,226
Klepierre SA, REIT	20,120	759,632
LVMH Moet Hennessy Louis Vuitton SE	7,755	2,711,253
Metropole Television SA	5,152	110,978
Orange SA	101,146	1,727,340
Peugeot SA	58,551	1,686,972
Sanofi	31,733	2,754,262
TOTAL SA	14,224	928,448
Unibail-Rodamco-Westfield	1,737	385,232
Vinci SA	20,238	2,037,038
		15,934,255
Germany 5.6%
Allianz SE	13,768	3,039,847
Amadeus Fire AG	1,263	136,388
AURELIUS Equity Opportunities SE & Co. KGaA(a)	14,623	902,189
BASF SE	13,654	1,307,882
Bayer AG	15,835	1,760,191
Covestro AG, 144A	17,251	1,658,854
Deutsche Lufthansa AG	48,733	1,367,421

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Germany (cont’d.)
Deutsche Pfandbriefbank AG, 144A	23,129	$ 361,912
Fresenius Medical Care AG & Co. KGaA	2,537	246,801
Henkel AG & Co. KGaA	1,391	149,171
Infineon Technologies AG	28,599	755,419
Linde AG	2,350	577,676
RWE AG	6,415	168,775
SAP SE	958	111,256
Siemens Healthineers AG, 144A*	3,161	140,707
Siltronic AG	5,786	1,010,302
Sixt SE	7,132	924,587
TUI AG	5,397	115,543
Wirecard AG	1,427	267,038
		15,001,959
Greece 0.3%
JUMBO SA	18,531	296,795
Motor Oil Hellas Corinth Refineries SA	18,584	394,616
		691,411
Hong Kong 3.5%
Bank of East Asia Ltd. (The)	25,400	101,093
CK Asset Holdings Ltd.	57,500	441,581
Galaxy Entertainment Group Ltd.	160,402	1,296,860
Haitong International Securities Group Ltd.(a)	1,641,000	744,398
Hang Seng Bank Ltd.	61,400	1,678,505
I-CABLE Communications Ltd.*	62,085	1,018
Jardine Matheson Holdings Ltd.	17,200	1,161,000
Kerry Properties Ltd.	344,000	1,744,325
WH Group Ltd., 144A	1,739,500	1,404,300
Wheelock & Co. Ltd.	100,000	710,018
		9,283,098
Hungary 0.2%
Magyar Telekom Telecommunications PLC	221,621	320,182
MOL Hungarian Oil & Gas PLC	22,056	216,625
		536,807
India 2.0%
HCL Technologies Ltd.	7,955	112,313
Infosys Ltd.	18,549	370,148

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
India (cont’d.)
Jubilant Foodworks Ltd.	40,822	$ 839,403
Larsen & Toubro Infotech Ltd., 144A	33,321	913,103
Minda Industries Ltd.	89,601	531,133
Reliance Infrastructure Ltd.	144,691	845,155
Tata Consultancy Services Ltd.	11,282	319,740
Tech Mahindra Ltd.	153,143	1,523,547
		5,454,542
Ireland 0.1%
Bank of Ireland Group PLC	43,993	376,124
Israel 1.2%
Bank Leumi Le-Israel BM	231,214	1,448,692
Nice Ltd.*	13,326	1,455,614
Plus500 Ltd.	12,856	313,883
		3,218,189
Italy 1.7%
Enel SpA	110,951	618,123
Ferrari NV	1,498	200,316
Intesa Sanpaolo SpA	611,565	1,882,143
Mediobanca Banca di Credito Finanziario SpA	135,978	1,411,152
Poste Italiane SpA, 144A	49,691	462,959
		4,574,693
Japan 16.7%
Asahi Group Holdings Ltd.	4,400	213,711
Astellas Pharma, Inc.	115,000	1,871,895
Canon, Inc.	44,800	1,450,021
Central Japan Railway Co.	5,300	1,102,582
Dai-ichi Life Holdings, Inc.	8,600	162,159
Fast Retailing Co. Ltd.	3,800	1,661,304
Hitachi Ltd.	286,000	1,995,617
ITOCHU Corp.	113,600	2,010,029
Japan Tobacco, Inc.	44,200	1,256,709
JXTG Holdings, Inc.	267,900	1,959,760
KDDI Corp.	71,100	1,980,361
Kirin Holdings Co. Ltd.	10,600	271,081
Kobe Steel Ltd.	35,700	350,595
Marubeni Corp.	31,300	239,232
Medipal Holdings Corp.	48,600	987,288

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan (cont’d.)
Mitsubishi Chemical Holdings Corp.	187,500	$ 1,634,679
Mitsubishi Corp.	81,500	2,272,745
Mitsubishi UFJ Financial Group, Inc.	150,600	921,995
Mitsui & Co. Ltd.	64,200	1,073,208
Nippon Telegraph & Telephone Corp.	46,284	2,139,933
NTT DOCOMO, Inc.	30,600	786,365
ORIX Corp.	125,400	2,001,663
Resona Holdings, Inc.	27,600	156,859
Shin-Etsu Chemical Co. Ltd.	5,600	566,168
Shionogi & Co. Ltd.	14,600	794,786
Sompo Holdings, Inc.	4,200	170,350
Sony Corp.	49,600	2,616,508
Sumitomo Corp.	114,800	1,892,699
Sumitomo Mitsui Financial Group, Inc.	19,700	771,884
Suzuki Motor Corp.	17,200	1,007,556
Taisei Corp.	32,300	1,793,279
Toei Co. Ltd.	2,500	261,988
Tokio Marine Holdings, Inc.	8,400	398,468
Tokyo Electron Ltd.	10,500	1,817,266
Toyota Motor Corp.	51,333	3,367,181
Toyota Tsusho Corp.	3,000	102,214
TS Tech Co. Ltd.	21,000	865,368
		44,925,506
Luxembourg 0.6%
ArcelorMittal	53,000	1,696,130
Malaysia 0.6%
Tenaga Nasional Bhd	378,900	1,462,952
Mexico 0.2%
America Movil SAB de CV (Class L Stock)	424,400	363,197
Concentradora Fibra Danhos SA de CV, REIT	107,700	177,461
		540,658
Netherlands 2.0%
ABN AMRO Group NV, CVA, 144A	45,981	1,274,725
Aegon NV	229,735	1,514,684
Randstad NV	1,647	104,356

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Netherlands (cont’d.)
Royal Dutch Shell PLC (Class A Stock)	56,521	$ 1,937,111
Royal Dutch Shell PLC (Class B Stock)	11,943	417,921
		5,248,797
New Zealand 0.1%
Summerset Group Holdings Ltd.	60,451	318,486
Norway 1.5%
DNB ASA	80,985	1,628,659
Marine Harvest ASA	76,095	1,667,955
Salmar ASA	15,850	808,262
		4,104,876
Pakistan 0.3%
Engro Fertilizers Ltd.	323,500	206,507
Oil & Gas Development Co. Ltd.	316,000	384,871
Pakistan Oilfields Ltd.	46,450	248,890
		840,268
Poland 0.1%
Enea SA*	43,970	115,405
Stalprodukt SA	1,135	152,562
		267,967
Portugal 0.3%
Sonae SGPS SA	660,449	750,829
Russia 1.3%
Evraz PLC	128,377	943,125
Gazprom PJSC, ADR	134,274	601,950
Lukoil PJSC, ADR	9,593	688,586
Novatek PJSC, GDR	1,121	178,351
Sberbank of Russia PJSC, ADR	48,247	679,800
Tatneft PJSC, ADR	5,629	388,401
		3,480,213
Singapore 0.4%
DBS Group Holdings Ltd.	22,100	435,509

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Singapore (cont’d.)
Genting Singapore Ltd.	113,400	$ 106,916
Oversea-Chinese Banking Corp. Ltd.	44,800	381,350
Wilmar International Ltd.	94,900	218,476
		1,142,251
South Africa 1.6%
Adcock Ingram Holdings Ltd.	112,676	548,510
Anglo American PLC	91,214	2,072,673
Astral Foods Ltd.	37,309	825,661
Old Mutual Ltd.*	61,014	139,706
RMB Holdings Ltd.	16,936	105,969
Standard Bank Group Ltd.	15,473	239,503
Tongaat Hulett Ltd.	46,049	295,940
		4,227,962
South Korea 4.3%
Daeduck GDS Co. Ltd.	15,268	183,520
Daishin Securities Co. Ltd.	25,575	267,816
F&F Co. Ltd.	4,232	296,612
Hana Financial Group, Inc.	36,527	1,465,821
KB Financial Group, Inc.	21,403	1,026,593
Lotte Chemical Corp.	3,420	1,102,463
Orion Holdings Corp.	4,532	91,899
POSCO	5,979	1,768,272
Samsung Electronics Co. Ltd.	60,348	2,501,435
SK Hynix, Inc.	30,285	2,346,873
SK Innovation Co. Ltd.	3,232	573,726
		11,625,030
Spain 1.8%
Aena SME SA, 144A	8,060	1,463,525
Amadeus IT Group SA	26,091	2,226,640
Iberdrola SA	14,802	115,059
Repsol SA	52,797	1,047,281
		4,852,505
Sweden 2.0%
Atlas Copco AB (Class A Stock)	32,427	928,523
Atlas Copco AB (Class B Stock)	5,159	135,312
Loomis AB (Class B Stock)	6,015	188,361

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Sweden (cont’d.)
Peab AB	90,568	$ 729,386
Sandvik AB	87,418	1,595,553
Volvo AB (Class B Stock)	100,392	1,760,106
		5,337,241
Switzerland 4.7%
Georg Fischer AG	689	887,828
LEM Holding SA	98	133,522
Nestle SA	21,616	1,758,943
Novartis AG	46,235	3,873,040
Oriflame Holding AG	25,742	856,189
Partners Group Holding AG	219	166,293
Roche Holding AG (TRQX)	16,161	3,956,350
SGS SA	40	104,129
STMicroelectronics NV	8,122	176,452
Swatch Group AG (The)	941	421,615
Zurich Insurance Group AG	1,028	315,823
		12,650,184
Taiwan 3.4%
Cathay Financial Holding Co. Ltd.	103,000	177,826
CTBC Financial Holding Co. Ltd.	231,000	156,811
Formosa Petrochemical Corp.	29,000	114,320
Gigabyte Technology Co. Ltd.	440,000	889,861
Globalwafers Co. Ltd.	31,000	527,841
Gourmet Master Co. Ltd.	425	3,837
Lien Hwa Industrial Corp.	587,000	758,443
Nanya Technology Corp.	483,000	1,250,266
President Chain Store Corp.	143,000	1,574,835
Taiwan Semiconductor Manufacturing Co. Ltd.	128,000	1,032,237
Uni-President Enterprises Corp.	615,000	1,625,144
Walsin Lihwa Corp.	623,000	425,779
Yuanta Financial Holding Co. Ltd.	1,526,000	703,908
		9,241,108
Thailand 1.0%
Mega Lifesciences PCL	422,900	519,222
Plan B Media Pcl	1,831,000	353,022

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Thailand (cont’d.)
PTT Global Chemical PCL	150,200	$ 370,094
PTT PCL	968,800	1,495,857
		2,738,195
Turkey 1.1%
Akbank Turk A/S	258,180	379,883
Aygaz A/S	103,398	218,954
Eregli Demir ve Celik Fabrikalari TAS	230,416	517,924
Ford Otomotiv Sanayi A/S	21,454	257,886
Tekfen Holding A/S	203,079	806,054
Turkiye Garanti Bankasi A/S	558,794	808,276
Turkiye Is Bankasi A/S (Class C Stock)	77,109	79,746
		3,068,723
United Arab Emirates 0.2%
Air Arabia PJSC	2,060,068	599,684
United Kingdom 8.5%
Berkeley Group Holdings PLC	27,257	1,338,151
BP PLC	74,520	560,259
British American Tobacco PLC	2,412	132,906
Britvic PLC	84,628	892,274
CMC Markets PLC, 144A	221,513	547,753
Coca-Cola European Partners PLC	33,700	1,389,788
Fiat Chrysler Automobiles NV*	14,364	244,650
HSBC Holdings PLC	106,372	1,022,804
Imperial Brands PLC	49,831	1,913,002
Inchcape PLC	86,474	800,790
JD Sports Fashion PLC	150,857	928,481
Land Securities Group PLC, REIT	114,922	1,422,432
Legal & General Group PLC, REIT	438,760	1,514,501
Lloyds Banking Group PLC	1,999,812	1,643,961
Pearson PLC	10,189	123,263
Persimmon PLC	45,497	1,484,143
Reckitt Benckiser Group PLC	2,981	266,978
Rentokil Initial PLC	30,818	137,171
Smith & Nephew PLC	44,009	758,957
Softcat PLC	65,832	702,396
Spectris PLC	25,586	776,055
SSE PLC	15,898	260,883
Tesco PLC	126,291	431,667
Unilever NV, CVA	9,380	539,192

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
United Kingdom (cont’d.)
Unilever PLC	15,216	$ 870,855
Vodafone Group PLC	877,417	2,142,534
		22,845,846
United States 0.0%
Lululemon Athletica, Inc.*	48	5,758
Total Common Stocks (cost $231,588,584)		258,732,144
Exchange Traded Funds 1.5%
United States
iShares MSCI EAFE ETF	47,830	3,294,530
iShares MSCI Emerging Markets ETF(a)	17,200	771,592
Total Exchange Traded Funds (cost $4,172,033)		4,066,122
Preferred Stocks 1.6%
Brazil 1.4%
Banco do Estado do Rio Grande do Sul SA (PRFC) (Class B Stock)	130,900	552,087
Cia Paranaense de Energia (PRFC B)	157,300	861,246
Itau Unibanco Holding SA (PRFC)	46,300	556,345
Petroleo Brasileiro SA (PRFC)	312,300	1,640,005
		3,609,683
Germany 0.0%
Henkel AG & Co. KGaA (PRFC)	869	108,966
South Korea 0.2%
Samsung Electronics Co. Ltd. (PRFC)	11,500	394,118
Total Preferred Stocks (cost $4,212,963)		4,112,767

Total Long-Term Investments (cost $239,973,580)		266,911,033

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 1.5%
Affiliated Mutual Fund
PGIM Institutional Money Market Fund (cost $4,044,143; includes $4,039,105 of cash collateral for securities on loan)(b)(w)	4,044,117	$ 4,044,521

TOTAL INVESTMENTS 100.9% (cost $244,017,723)		270,955,554
Liabilities in excess of other assets (0.9)%		(2,356,139)

Net Assets 100.0%		$268,599,415

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,933,228; cash collateral of $4,039,105 (including in liabilities) was received with which the Series purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Series, also serves as manager of the PGIM Institutional Money Market Fund.
Fair Value Measurements:
Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$ —	$ 13,247,870	$—
Austria	—	728,981	—
Belgium	—	1,740,293	—
Brazil	3,422,325	—	—
Canada	16,082,168	—	—
Chile	497,285	—	—
China	1,420,311	18,659,945	—
Colombia	1,398,373	—	—
Denmark	—	3,950,509	—
Finland	—	541,837	—
France	—	15,934,255	—
Germany	—	15,001,959	—

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Greece	$ —	$ 691,411	$—
Hong Kong	—	9,283,098	—
Hungary	—	536,807	—
India	—	5,454,542	—
Ireland	—	376,124	—
Israel	—	3,218,189	—
Italy	—	4,574,693	—
Japan	—	44,925,506	—
Luxembourg	—	1,696,130	—
Malaysia	—	1,462,952	—
Mexico	540,658	—	—
Netherlands	—	5,248,797	—
New Zealand	—	318,486	—
Norway	—	4,104,876	—
Pakistan	—	840,268	—
Poland	—	267,967	—
Portugal	—	750,829	—
Russia	2,537,088	943,125	—
Singapore	—	1,142,251	—
South Africa	—	4,227,962	—
South Korea	—	11,625,030	—
Spain	—	4,852,505	—
Sweden	—	5,337,241	—
Switzerland	—	12,650,184	—
Taiwan	—	9,241,108	—
Thailand	—	2,738,195	—
Turkey	—	3,068,723	—
United Arab Emirates	—	599,684	—
United Kingdom	1,389,788	21,456,058	—
United States	5,758	—	—
Exchange Traded Funds
United States	4,066,122	—	—
Preferred Stocks
Brazil	3,609,683	—	—
Germany	—	108,966	—
South Korea	—	394,118	—

Affiliated Mutual Fund	4,044,521	—	—
Total	$39,014,080	$231,941,474	$—
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.
Industry Classification:
The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of July 31, 2018 were as follows:

PGIM QMA International Equity Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Industry Classification (continued):
Banks	14.3%
Oil, Gas & Consumable Fuels	7.4
Pharmaceuticals	6.6
Metals & Mining	4.9
Insurance	4.5
Food Products	3.7
Semiconductors & Semiconductor Equipment	3.5
Machinery	3.1
IT Services	2.9
Trading Companies & Distributors	2.7
Chemicals	2.7
Automobiles	2.6
Real Estate Management & Development	2.2
Capital Markets	2.1
Construction & Engineering	2.1
Household Durables	2.1
Electric Utilities	2.0
Wireless Telecommunication Services	1.9
Technology Hardware, Storage & Peripherals	1.9
Food & Staples Retailing	1.9
Hotels, Restaurants & Leisure	1.7
Diversified Telecommunication Services	1.5
Exchange Traded Funds	1.5
Affiliated Mutual Fund (1.5% represents investments purchased with collateral from securities on loan)	1.5
Tobacco	1.4
Textiles, Apparel & Luxury Goods	1.4
Auto Components	1.2
Internet Software & Services	1.2
Equity Real Estate Investment Trusts (REITs)	1.2
Electronic Equipment, Instruments & Components	1.1
Personal Products	1.1
Specialty Retail	1.0%
Beverages	1.0
Biotechnology	0.9
Diversified Financial Services	0.8
Road & Rail	0.8
Airlines	0.7
Software	0.7
Independent Power & Renewable Electricity Producers	0.6
Health Care Providers & Services	0.6
Transportation Infrastructure	0.6
Industrial Conglomerates	0.5
Health Care Equipment & Supplies	0.4
Media	0.3
Distributors	0.3
Leisure Products	0.3
Thrifts & Mortgage Finance	0.2
Construction Materials	0.2
Household Products	0.2
Paper & Forest Products	0.2
Commercial Services & Supplies	0.2
Electrical Equipment	0.1
Professional Services	0.1
Marine	0.1
Gas Utilities	0.1
Multi-Utilities	0.1
100.9
Liabilities in excess of other assets	(0.9)
100.0%

Glossary
The following abbreviations are used in the preceding Funds’ descritions:
Currency
BRL—Brazilian Real
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EGP—Egyptian Pound
EUR—Euro
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysia Ringgit
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso

PLN—Polish Zioty
RON—Romanian Leu
RUB—Russian Ruble
SGD—Singapore Dollar
THB—Thai Baht
TRY—Turnkish Lira
TWD—New Taiwanese Dollar
UYU—Uruguayan Peso
ZAR—South African Rand
Index
TRQX—Turquoise Stock Exchange
Other
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
ADR—American Depositary Receipt
CVA—Certificate Van Aandelen (Bearer)
EAFE—Europe, Australasia, Far East
EMTN—Euribor Medium Term Note
ETF—Exchange Traded Fund
GDR—Global Depositary Receipt
GMTN—Global Medium Term Note

KLIBOR—Kuala Lumpur Interbank Offered Rate
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
NVDR—Non-voting Depositary Receipt
OFZ—Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC—Over-the-counter
PJSC—Public Joint-Stock Company
PRFC—Preference Shares
Q—Quarterly payment frequency for swaps
REIT(s)—Real Estate Investment Trust(s)
UTS—Unit Trust Security

Effective June 11, 2018, the Series’ names were changed by replacing “Prudential” with “PGIM”.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Series holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Series’ Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Series, including: the Series’ Treasurer (or the Treasurer’s direct reports); and the Series’ Chief or Deputy Chief Compliance Officer (or Vice-President -level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Series’ to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Series’ foreign investments may change on days when investors cannot purchase or redeem Series shares.
Various inputs determine how each Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.
Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.
Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Series utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Series utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Series may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
Certain Series may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding each Series is available in each Series’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date    September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date    September 17, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date    September 17, 2018

* Print the name and title of each signing officer under his or her signature